UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

December 31, 2011

1.842162.105

CDCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
Gentex Corp.	354,996	$ 10,504,332
AUTOMOBILES - 3.8%
Automobile Manufacturers - 3.8%
Bayerische Motoren Werke AG (BMW)	103,706	6,948,110
Ford Motor Co.	1,831,630	19,708,339
		26,656,449
DIVERSIFIED CONSUMER SERVICES - 3.1%
Education Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	129,799	6,992,272
Specialized Consumer Services - 2.1%
Sotheby's Class A (Ltd. vtg.)	195,963	5,590,824
Steiner Leisure Ltd. (a)	36,508	1,657,098
Weight Watchers International, Inc.	134,430	7,394,994
		14,642,916
TOTAL DIVERSIFIED CONSUMER SERVICES		21,635,188
HOTELS, RESTAURANTS & LEISURE - 19.1%
Casinos & Gaming - 2.9%
Las Vegas Sands Corp. (a)	360,429	15,401,131
Las Vegas Sands Corp. warrants 11/16/13 (a)	8,127	4,987,259
		20,388,390
Hotels, Resorts & Cruise Lines - 0.7%
Royal Caribbean Cruises Ltd.	179,225	4,439,403
Restaurants - 15.5%
Arcos Dorados Holdings, Inc.	81,300	1,669,089
BJ's Restaurants, Inc. (a)	117,563	5,327,955
Bravo Brio Restaurant Group, Inc. (a)	100,200	1,718,430
Darden Restaurants, Inc.	177,720	8,100,478
Dunkin' Brands Group, Inc. (a)(d)	126,400	3,157,472
McDonald's Corp.	461,854	46,337,811
Ruth's Hospitality Group, Inc. (a)	1,024,191	5,090,229
Starbucks Corp.	554,505	25,512,775
Texas Roadhouse, Inc. Class A	809,080	12,055,292
		108,969,531
TOTAL HOTELS, RESTAURANTS & LEISURE		133,797,324
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 1.8%
Home Furnishings - 0.9%
Tempur-Pedic International, Inc. (a)	126,201	$ 6,629,339
Homebuilding - 0.9%
Lennar Corp. Class A (d)	309,400	6,079,710
TOTAL HOUSEHOLD DURABLES		12,709,049
INTERNET & CATALOG RETAIL - 6.1%
Internet Retail - 6.1%
Amazon.com, Inc. (a)	217,995	37,734,935
Groupon, Inc. Class A (a)(d)	237,950	4,908,909
		42,643,844
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
Bankrate, Inc.	84,196	1,810,214
Google, Inc. Class A (a)	11,262	7,274,126
		9,084,340
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Leisure Products - 0.8%
Hasbro, Inc.	180,611	5,759,685
MEDIA - 22.6%
Broadcasting - 4.1%
CBS Corp. Class B	591,652	16,057,435
Discovery Communications, Inc. (a)	126,400	5,178,608
Liberty Media Corp. Capital Series A (a)	92,500	7,219,625
		28,455,668
Cable & Satellite - 7.9%
Comcast Corp. Class A	1,260,686	29,890,865
DIRECTV (a)	242,052	10,350,144
Sirius XM Radio, Inc. (a)(d)	5,533,350	10,070,697
Time Warner Cable, Inc.	85,383	5,427,797
		55,739,503
Movies & Entertainment - 10.6%
The Walt Disney Co.	1,185,047	44,439,263
Time Warner, Inc.	837,010	30,249,541
		74,688,804
TOTAL MEDIA		158,883,975
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 5.2%
General Merchandise Stores - 5.2%
Dollar Tree, Inc. (a)	147,259	$ 12,238,695
Target Corp.	474,861	24,322,380
		36,561,075
SOFTWARE - 0.4%
Home Entertainment Software - 0.4%
Take-Two Interactive Software, Inc. (a)	114,000	1,544,700
Zynga, Inc.	145,300	1,367,273
		2,911,973
SPECIALTY RETAIL - 25.4%
Apparel Retail - 6.4%
Body Central Corp. (a)	86,676	2,163,433
Express, Inc.	197,600	3,940,144
Foot Locker, Inc.	204,860	4,883,862
Inditex SA	18,997	1,556,037
Limited Brands, Inc.	328,530	13,256,186
TJX Companies, Inc.	299,070	19,304,969
		45,104,631
Automotive Retail - 3.1%
Advance Auto Parts, Inc.	209,280	14,572,166
AutoZone, Inc. (a)	21,500	6,986,855
		21,559,021
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	311,860	7,288,168
Home Improvement Retail - 8.6%
Home Depot, Inc.	706,300	29,692,852
Lowe's Companies, Inc.	1,050,019	26,649,482
Lumber Liquidators Holdings, Inc. (a)(d)	210,904	3,724,565
		60,066,899
Homefurnishing Retail - 3.6%
Bed Bath & Beyond, Inc. (a)	398,817	23,119,421
Mattress Firm Holding Corp. (d)	84,000	1,947,960
		25,067,381
Specialty Stores - 2.7%
Tiffany & Co., Inc.	105,885	7,015,940
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Tractor Supply Co.	103,584	$ 7,266,418
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	77,650	5,041,038
		19,323,396
TOTAL SPECIALTY RETAIL		178,409,496
TEXTILES, APPAREL & LUXURY GOODS - 7.7%
Apparel, Accessories & Luxury Goods - 4.6%
Michael Kors Holdings Ltd.	63,700	1,735,825
PVH Corp.	124,382	8,767,687
Ralph Lauren Corp.	53,100	7,332,048
Vera Bradley, Inc. (a)(d)	129,550	4,177,988
VF Corp.	80,714	10,249,871
		32,263,419
Footwear - 3.1%
NIKE, Inc. Class B	227,970	21,969,469
TOTAL TEXTILES, APPAREL & LUXURY GOODS		54,232,888
TOTAL COMMON STOCKS (Cost $634,822,325)		693,789,618
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 0.11% (b)	16,700,306	16,700,306
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	27,580,802	27,580,802
TOTAL MONEY MARKET FUNDS (Cost $44,281,108)		44,281,108
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $679,103,433)		738,070,726
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(35,986,827)
NET ASSETS - 100%		$ 702,083,899
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,358
Fidelity Securities Lending Cash Central Fund	197,157
Total	$ 199,515
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 693,789,618	$ 688,802,359	$ 4,987,259	$ -
Money Market Funds	44,281,108	44,281,108	-	-
Total Investments in Securities:	$ 738,070,726	$ 733,083,467	$ 4,987,259	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $687,816,758. Net unrealized appreciation aggregated $50,253,968, of which $76,570,188 related to appreciated investment securities and $26,316,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

December 31, 2011

1.842160.105

ENCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
LyondellBasell Industries NV Class A	303,559	$ 9,862,632
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Foster Wheeler AG (a)	194,782	3,728,127
ENERGY EQUIPMENT & SERVICES - 25.6%
Oil & Gas Drilling - 7.3%
Discovery Offshore S.A. (a)(e)	822,700	1,169,399
Ensco International Ltd. ADR	456,100	21,400,212
Nabors Industries Ltd. (a)	95,000	1,647,300
Noble Corp.	370,530	11,197,417
Northern Offshore Ltd.	413,810	882,295
Ocean Rig UDW, Inc. (United States)	229,100	2,795,020
Parker Drilling Co. (a)	527,044	3,778,905
Patterson-UTI Energy, Inc.	263,407	5,262,872
Rowan Companies, Inc. (a)	351,200	10,651,896
Vantage Drilling Co. (a)	1,225,600	1,421,696
		60,207,012
Oil & Gas Equipment & Services - 18.3%
Baker Hughes, Inc.	363,474	17,679,375
Cal Dive International, Inc. (a)	175,579	395,053
Compagnie Generale de Geophysique SA (a)	144,041	3,343,865
Halliburton Co.	795,963	27,468,683
Key Energy Services, Inc. (a)	135,500	2,096,185
McDermott International, Inc. (a)	128,400	1,477,884
National Oilwell Varco, Inc.	480,572	32,674,090
Oil States International, Inc. (a)	147,119	11,235,478
RPC, Inc.	35,300	644,225
Schlumberger Ltd.	661,527	45,188,909
Schoeller-Bleckmann Oilfield Equipment AG	16,454	1,452,768
Superior Energy Services, Inc. (a)	63,286	1,799,854
Weatherford International Ltd. (a)	293,095	4,290,911
Willbros Group, Inc. (a)	161,782	593,740
		150,341,020
TOTAL ENERGY EQUIPMENT & SERVICES		210,548,032
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 71.8%
Coal & Consumable Fuels - 2.4%
Alpha Natural Resources, Inc. (a)	694,158	$ 14,181,648
Peabody Energy Corp.	176,100	5,830,671
		20,012,319
Integrated Oil & Gas - 38.8%
Chevron Corp.	1,258,958	133,953,131
Exxon Mobil Corp.	752,017	63,740,961
Hess Corp.	738,501	41,946,857
Occidental Petroleum Corp.	650,425	60,944,823
Suncor Energy, Inc.	660,000	19,040,456
		319,626,228
Oil & Gas Exploration & Production - 20.5%
Anadarko Petroleum Corp.	117,612	8,977,324
Apache Corp.	220,514	19,974,158
Bankers Petroleum Ltd. (a)	651,700	2,841,269
Cabot Oil & Gas Corp.	13,300	1,009,470
Canadian Natural Resources Ltd.	182,900	6,851,566
EOG Resources, Inc.	292,172	28,781,864
EV Energy Partners LP	88,381	5,824,308
EXCO Resources, Inc.	65,200	681,340
Gran Tierra Energy, Inc. (Canada) (a)	1,171,200	5,658,193
Marathon Oil Corp.	1,004,088	29,389,656
Niko Resources Ltd.	16,400	776,681
Noble Energy, Inc.	133,096	12,562,931
Northern Oil & Gas, Inc. (a)	56,781	1,361,608
Oasis Petroleum, Inc. (a)(d)	95,547	2,779,462
Pacific Rubiales Energy Corp. (d)	83,500	1,535,698
Painted Pony Petroleum Ltd. (a)(e)	5,500	60,487
Painted Pony Petroleum Ltd. Class A (a)	111,800	1,229,537
Petrominerales Ltd.	52,296	850,375
Pioneer Natural Resources Co.	149,600	13,386,208
QEP Resources, Inc.	72,100	2,112,530
Rosetta Resources, Inc. (a)	38,852	1,690,062
SM Energy Co.	201,710	14,745,001
Stone Energy Corp. (a)	42,200	1,113,236
Swift Energy Co. (a)	72,400	2,151,728
Whiting Petroleum Corp. (a)	49,504	2,311,342
		168,656,034
Oil & Gas Refining & Marketing - 7.2%
CVR Energy, Inc. (a)	182,275	3,414,011
HollyFrontier Corp.	445,994	10,436,260
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Marathon Petroleum Corp.	645,258	$ 21,480,639
Tesoro Corp. (a)	418,400	9,773,824
Valero Energy Corp.	677,473	14,260,807
		59,365,541
Oil & Gas Storage & Transport - 2.9%
Atlas Energy LP	18,100	439,830
Atlas Pipeline Partners, LP	112,855	4,192,563
Williams Companies, Inc.	584,320	19,294,246
		23,926,639
TOTAL OIL, GAS & CONSUMABLE FUELS		591,586,761
TOTAL COMMON STOCKS (Cost $807,214,561)		815,725,552
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.11% (b)	7,882,376	7,882,376
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	980,352	980,352
TOTAL MONEY MARKET FUNDS (Cost $8,862,728)		8,862,728
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $816,077,289)		824,588,280
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,023,074)
NET ASSETS - 100%		$ 823,565,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,229,886 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,380
Fidelity Securities Lending Cash Central Fund	2,045
Total	$ 4,425
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 815,725,552	$ 810,928,919	$ 4,796,633	$ -
Money Market Funds	8,862,728	8,862,728	-	-
Total Investments in Securities:	$ 824,588,280	$ 819,791,647	$ 4,796,633	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $825,747,660. Net unrealized depreciation aggregated $1,159,380, of which $69,895,569 related to appreciated investment securities and $71,054,949 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

December 31, 2011

1.842161.105

CSCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BEVERAGES - 32.6%
Brewers - 6.5%
Anheuser-Busch InBev SA NV	360,853	$ 22,026,590
Carlsberg A/S Series B	17,300	1,220,071
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	107,615	3,883,825
Molson Coors Brewing Co. Class B	503,133	21,906,411
		49,036,897
Distillers & Vintners - 9.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,047,697	21,655,897
Diageo PLC sponsored ADR (d)	232,801	20,351,463
Pernod Ricard SA	157,644	14,622,538
Remy Cointreau SA	172,609	13,872,464
Treasury Wine Estates Ltd.	121,363	456,732
		70,959,094
Soft Drinks - 16.8%
Coca-Cola Bottling Co. CONSOLIDATED	40,797	2,388,664
Coca-Cola FEMSA SAB de CV sponsored ADR	38,580	3,673,202
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	44,000	732,160
Coca-Cola Icecek A/S	168,435	2,019,433
Embotelladora Andina SA sponsored ADR (d)	132,758	3,455,691
Fomento Economico Mexicano SAB de CV sponsored ADR	9,413	656,180
Hansen Natural Corp. (a)	7,200	663,408
PepsiCo, Inc.	483,288	32,066,159
The Coca-Cola Co.	1,164,948	81,511,412
		127,166,309
TOTAL BEVERAGES		247,162,300
FOOD & STAPLES RETAILING - 10.9%
Drug Retail - 10.0%
CVS Caremark Corp.	1,172,923	47,831,800
Drogasil SA	274,100	1,908,049
Walgreen Co.	777,432	25,701,902
		75,441,751
Food Distributors - 0.3%
Chefs' Warehouse Holdings (a)	9,400	167,884
Sysco Corp.	43,460	1,274,682
United Natural Foods, Inc. (a)	23,164	926,792
		2,369,358
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Retail - 0.4%
Fresh Market, Inc. (a)	4,900	$ 195,510
SUPERVALU, Inc.	72,800	591,136
Susser Holdings Corp. (a)	4,626	104,640
The Pantry, Inc. (a)	195,436	2,339,369
		3,230,655
Hypermarkets & Super Centers - 0.2%
Carrefour SA	65,464	1,492,635
TOTAL FOOD & STAPLES RETAILING		82,534,399
FOOD PRODUCTS - 9.6%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	168,663	4,823,762
Bunge Ltd.	273,265	15,630,758
Cosan Ltd. Class A	28,100	307,976
Cresud S.A.C.I.F. y A. sponsored ADR	37,081	422,353
Origin Agritech Ltd. (a)	44,200	104,312
SLC Agricola SA	138,900	1,155,512
Viterra, Inc.	175,700	1,852,924
		24,297,597
Packaged Foods & Meats - 6.4%
Brasil Foods SA	2,000	39,094
Calavo Growers, Inc.	79,784	2,048,853
Cermaq ASA	23,924	280,849
Danone	2,034	127,876
Dean Foods Co. (a)	194,426	2,177,571
Diamond Foods, Inc.	27,100	874,517
Green Mountain Coffee Roasters, Inc. (a)	114,006	5,113,169
Lindt & Spruengli AG	56	1,871,735
Mead Johnson Nutrition Co. Class A	156,884	10,782,637
Nestle SA	161,261	9,272,314
Unilever NV (NY Reg.)	418,957	14,399,552
Want Want China Holdings Ltd.	1,883,000	1,878,975
		48,867,142
TOTAL FOOD PRODUCTS		73,164,739
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
SodaStream International Ltd. (a)(d)	3,400	111,146
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 19.1%
Household Products - 19.1%
Colgate-Palmolive Co.	192,553	$ 17,789,972
Procter & Gamble Co.	1,857,607	123,920,963
Spectrum Brands Holdings, Inc. (a)	129,980	3,561,452
		145,272,387
PERSONAL PRODUCTS - 3.3%
Personal Products - 3.3%
Avon Products, Inc.	292,840	5,115,915
Hypermarcas SA	158,800	724,453
L'Oreal SA	137,700	14,383,878
Natura Cosmeticos SA	57,300	1,115,123
Nu Skin Enterprises, Inc. Class A	76,850	3,732,605
		25,071,974
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	314,143	20,601,498
TOBACCO - 19.3%
Tobacco - 19.3%
Altria Group, Inc.	1,297,248	38,463,403
British American Tobacco PLC sponsored ADR	851,915	80,829,695
KT&G Corp.	24,180	1,693,775
Lorillard, Inc.	30,600	3,488,400
Philip Morris International, Inc.	243,424	19,103,916
Souza Cruz Industria Comerico	212,800	2,616,599
		146,195,788
TOTAL COMMON STOCKS (Cost $594,461,988)		740,114,231
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	17,474,660	$ 17,474,660
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	521,700	521,700
TOTAL MONEY MARKET FUNDS (Cost $17,996,360)		17,996,360
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $612,458,348)		758,110,591
NET OTHER ASSETS (LIABILITIES) - 0.1%		523,434
NET ASSETS - 100%		$ 758,634,025
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,992
Fidelity Securities Lending Cash Central Fund	26,666
Total	$ 31,658
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 740,114,231	$ 718,087,641	$ 22,026,590	$ -
Money Market Funds	17,996,360	17,996,360	-	-
Total Investments in Securities:	$ 758,110,591	$ 736,084,001	$ 22,026,590	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $614,065,646. Net unrealized appreciation aggregated $144,044,945, of which $154,550,529 related to appreciated investment securities and $10,505,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

December 31, 2011

1.876938.103

EMQ-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 0.3%
Paladin Energy Ltd. (Australia) (a)	618,669	$ 866,774
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)	265,800	441,725
Bermuda - 1.4%
Aquarius Platinum Ltd. (Australia)	288,709	690,881
CNPC (Hong Kong) Ltd.	1,468,000	2,090,500
Cosco International Holdings Ltd.	552,000	231,700
GP Investments Ltd. (depositary receipt) (a)	411,207	876,176
TOTAL BERMUDA		3,889,257
Brazil - 15.7%
Anhanguera Educacional Participacoes SA	160,376	1,730,119
Arezzo Industria e Comercio SA	89,300	1,111,936
B2W Companhia Global do Varejo	55,261	266,933
Banco do Brasil SA	249,900	3,178,741
Banco do Estado do Rio Grande do Sul SA	208,500	2,238,085
BR Properties SA	116,400	1,155,754
Braskem SA (PN-A)	143,100	983,083
Centrais Eletricas Brasileiras SA (Electrobras)	64,800	620,455
Cia.Hering SA	73,900	1,287,459
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	30,600	1,104,354
Companhia de Saneamento de Minas Gerais	43,850	786,062
Companhia Paranaense de Energia-Copel:
(PN-B)	12,400	258,888
(PN-B) sponsored ADR	61,100	1,281,878
Ecorodovias Infraestrutura e Logistica SA	156,300	1,170,237
Energias do Brasil SA	33,450	745,049
Fibria Celulose SA sponsored ADR (d)	136,400	1,059,828
Gerdau SA sponsored ADR	230,600	1,800,986
Gol Linhas Aereas Inteligentes SA:
rights 1/26/12 (a)	5,210	0
sponsored ADR (d)	104,600	693,498
Itau Unibanco Banco Multiplo SA sponsored ADR	152,360	2,827,802
Localiza Rent A Car SA	70,500	968,656
Lojas Americanas SA (PN)	290,522	2,229,747
Mills Estruturas e Servicos de Engenharia SA	63,800	606,086
Multiplus SA	54,100	936,413
Natura Cosmeticos SA	37,600	731,739
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR	11,700	274,833
sponsored ADR	169,000	4,199,650
Common Stocks - continued
	Shares	Value
Brazil - continued
Santos Brasil Participacoes SA unit	25,600	$ 338,961
Telefonica Brasil SA sponsored ADR	68,700	1,877,571
Ultrapar Participacoes SA	175,800	3,020,265
Vale SA (PN-A) sponsored ADR	221,800	4,569,080
TOTAL BRAZIL		44,054,148
British Virgin Islands - 0.1%
Sable Mining Africa Ltd. (a)	1,536,500	265,489
Canada - 2.4%
Extorre Gold Mines Ltd. (a)	119,000	879,880
Extorre Gold Mines Ltd. (e)	4,800	35,491
First Quantum Minerals Ltd.	59,300	1,167,483
Goldcorp, Inc.	16,700	741,366
Uranium One, Inc. (d)	841,300	1,784,375
Yamana Gold, Inc.	145,100	2,140,026
TOTAL CANADA		6,748,621
Cayman Islands - 4.5%
Ajisen (China) Holdings Ltd.	680,000	748,590
Baidu.com, Inc. sponsored ADR (a)	16,140	1,879,826
Biostime International Holdings Ltd.	557,000	982,528
Ctrip.com International Ltd. sponsored ADR (a)(d)	25,100	587,340
Eurasia Drilling Co. Ltd. GDR (Reg. S)	53,600	1,259,600
Geely Automobile Holdings Ltd.	2,885,000	631,486
Greatview Aseptic Pack Co. Ltd.	2,207,000	738,830
Hengan International Group Co. Ltd.	247,500	2,315,154
Minth Group Ltd.	866,000	812,858
Parade Technologies Ltd.	3,000	38,732
Silicon Motion Technology Corp. sponsored ADR (a)	11,000	225,280
SINA Corp. (a)	12,000	624,000
Uni-President China Holdings Ltd.	1,967,000	1,177,678
Xueda Education Group sponsored ADR (a)(d)	136,100	474,989
TOTAL CAYMAN ISLANDS		12,496,891
Chile - 1.0%
Aguas Andinas SA	1,110,119	636,796
Empresa Nacional de Telecomunicaciones SA (ENTEL)	53,521	994,182
Enersis SA	2,918,765	1,028,113
TOTAL CHILE		2,659,091
China - 9.0%
China Communications Services Corp. Ltd. (H Shares)	1,572,000	708,418
Common Stocks - continued
	Shares	Value
China - continued
China Construction Bank Corp. (H Shares)	7,510,000	$ 5,240,929
China Pacific Insurance Group Co. Ltd. (H Shares)	792,400	2,254,788
China Petroleum & Chemical Corp. (H Shares)	1,760,000	1,847,583
China Railway Group Ltd. (H Shares)	2,797,000	875,120
China Shenhua Energy Co. Ltd. (H Shares)	392,500	1,703,094
China Suntien Green Energy Corp. Ltd. (H Shares)	2,119,000	371,056
China Telecom Corp. Ltd. (H Shares)	1,500,000	853,181
Dongfang Electric Corp. Ltd. (H Shares)	181,600	537,790
Dongfeng Motor Group Co. Ltd. (H Shares)	428,000	734,035
Harbin Power Equipment Co. Ltd. (H Shares)	1,236,000	1,078,990
Industrial & Commercial Bank of China Ltd. (H Shares)	9,940,000	5,900,059
Maanshan Iron & Steel Ltd. (H Shares)	4,356,000	1,396,549
PetroChina Co. Ltd. (H Shares)	992,000	1,231,899
Weichai Power Co. Ltd. (H Shares)	79,000	388,561
TOTAL CHINA		25,122,052
Colombia - 1.2%
Ecopetrol SA ADR (d)	76,100	3,387,972
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	22,844	908,811
Egypt - 0.1%
Citadel Capital Corp. (a)	397,900	168,245
Hong Kong - 5.0%
China Mobile Ltd.	8,000	77,725
China Mobile Ltd. sponsored ADR	114,900	5,571,501
CNOOC Ltd. sponsored ADR	33,000	5,764,440
Lenovo Group Ltd.	2,408,000	1,606,036
Sinotruk Hong Kong Ltd.	1,615,000	902,467
TOTAL HONG KONG		13,922,169
India - 3.7%
Bank of Baroda	35,315	447,939
Bharti Airtel Ltd.	54,821	355,202
Cummins India Ltd.	57,867	382,305
Grasim Industries Ltd.	24,704	1,182,905
Housing Development and Infrastructure Ltd. (a)	367,797	370,121
Indiabulls Infrastructure and Power Ltd.	1,037,423	52,404
Indiabulls Real Estate Ltd.	386,352	340,695
ITC Ltd.	283,320	1,075,777
Jain Irrigation Systems Ltd. DVR (a)	10,500	6,982
JK Cement Ltd.	62,512	119,093
Larsen & Toubro Ltd.	50,939	955,701
Common Stocks - continued
	Shares	Value
India - continued
Lupin Ltd.	70,446	$ 595,100
SREI Infrastructure Finance Ltd.	2,200,733	1,014,957
State Bank of India	24,111	736,337
Tata Consultancy Services Ltd.	70,003	1,532,566
Tata Motors Ltd. Class A	107,548	176,187
Ultratech Cemco Ltd.	45,674	1,004,974
TOTAL INDIA		10,349,245
Indonesia - 2.4%
PT Bakrieland Development Tbk (a)	88,783,000	1,165,170
PT Bank Tabungan Negara Tbk	8,750,500	1,167,699
PT Indosat Tbk	1,088,000	677,938
PT Telkomunikasi Indonesia Tbk sponsored ADR	95,300	2,929,522
PT Tower Bersama Infrastructure Tbk	3,473,500	909,795
TOTAL INDONESIA		6,850,124
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	1,600	84,064
NICE Systems Ltd. sponsored ADR (a)	20,800	716,560
TOTAL ISRAEL		800,624
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit (a)	130,900	636,174
Kenya - 0.3%
Equity Bank Ltd.	2,463,300	474,714
Safaricom Ltd.	7,348,468	254,735
TOTAL KENYA		729,449
Korea (South) - 10.8%
Amoreg	6,622	1,453,130
Asia Pacific Systems, Inc. (a)	47,768	534,387
E-Mart Co. Ltd. (a)	6,939	1,666,005
Hana Financial Group, Inc.	56,180	1,718,686
Hyundai Heavy Industries Co. Ltd.	756	167,198
ICD Co. Ltd. (a)	11,466	523,940
KB Financial Group, Inc.	78,232	2,443,803
Korea Electric Power Corp. (a)	31,340	689,743
KT&G Corp.	20,834	1,459,393
LG Corp.	20,406	1,078,205
Orion Corp.	3,238	1,889,216
Samsung Electronics Co. Ltd.	11,511	10,480,300
Samsung Engineering Co. Ltd.	5,980	1,036,935
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	7,167	$ 1,301,353
Samsung Heavy Industries Ltd.	49,240	1,182,217
Shinhan Financial Group Co. Ltd.	7,460	255,737
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	19,000	1,295,990
Tong Yang Life Insurance Co. Ltd.	92,870	1,166,819
TOTAL KOREA (SOUTH)		30,343,057
Luxembourg - 0.8%
Samsonite International SA	813,900	1,276,402
Subsea 7 SA (a)	58,700	1,089,591
TOTAL LUXEMBOURG		2,365,993
Malaysia - 1.1%
AirAsia Bhd	894,000	1,063,211
Axiata Group Bhd	339,700	550,807
Genting Bhd	429,800	1,491,420
TOTAL MALAYSIA		3,105,438
Mexico - 4.3%
America Movil SAB de CV Series L sponsored ADR	136,800	3,091,680
Cemex SA de CV sponsored ADR (d)	196,248	1,057,777
Desarrolladora Homex SAB de CV sponsored ADR (a)(d)	28,700	484,169
Grupo Financiero Banorte SAB de CV Series O	199,400	604,714
Grupo Modelo SAB de CV Series C	315,100	1,998,122
Grupo Televisa SA de CV (CPO) sponsored ADR	160,800	3,386,448
Wal-Mart de Mexico SA de CV Series V	465,000	1,273,904
TOTAL MEXICO		11,896,814
Netherlands - 0.1%
ASML Holding NV (Netherlands)	8,900	371,809
Nigeria - 0.9%
Guaranty Trust Bank PLC GDR (Reg. S)	297,212	1,352,315
Zenith Bank PLC	13,896,798	1,042,902
TOTAL NIGERIA		2,395,217
Norway - 0.2%
TGS Nopec Geophysical Co. ASA	21,100	467,521
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	38,800	1,487,592
Philippines - 1.1%
Manila Water Co., Inc.	1,022,800	452,608
Metro Pacific Investments Corp.	7,951,000	663,792
Common Stocks - continued
	Shares	Value
Philippines - continued
Metropolitan Bank & Trust Co.	468,377	$ 725,963
Robinsons Land Corp.	5,338,850	1,376,118
TOTAL PHILIPPINES		3,218,481
Poland - 0.7%
Eurocash SA	66,500	550,055
Powszechny Zaklad Ubezpieczen SA	15,300	1,370,189
TOTAL POLAND		1,920,244
Qatar - 0.1%
Commercial Bank of Qatar GDR (Reg. S)	86,884	400,849
Russia - 5.8%
Bank St. Petersburg OJSC (a)	161,800	364,306
DIXY Group OJSC (a)	50,500	460,998
Gazprom OAO sponsored ADR	72,200	771,168
Interregional Distribution Grid Companies Holding JSC rights (a)	330,282	3
M Video OJSC (a)	235,100	1,323,916
Magnit OJSC (a)	20,188	1,715,980
Magnitogorsk Iron & Steel Works OJSC unit	95,900	466,745
Mobile TeleSystems OJSC sponsored ADR	143,600	2,108,048
NOVATEK OAO GDR	21,400	2,679,280
OGK-4 OJSC (a)(f)	8,533,000	565,810
Sberbank (Savings Bank of the Russian Federation) (a)	1,103,094	2,718,001
TNK-BP Holding (a)	667,900	1,720,977
Uralkali JSC GDR (Reg. S)	35,700	1,285,200
TOTAL RUSSIA		16,180,432
Singapore - 1.2%
First Resources Ltd.	1,082,000	1,259,546
Global Logistic Properties Ltd. (a)	1,438,000	1,945,565
Sound Global Ltd.	122,000	47,026
TOTAL SINGAPORE		3,252,137
South Africa - 4.8%
Absa Group Ltd.	180,624	3,154,868
African Bank Investments Ltd.	216,300	919,046
AngloGold Ashanti Ltd.	55,900	2,373,684
Aspen Pharmacare Holdings Ltd.	73,900	885,050
Blue Label Telecoms Ltd.	823,606	580,522
Impala Platinum Holdings Ltd.	92,900	1,925,875
JSE Ltd.	70,800	622,699
Life Healthcare Group Holdings Ltd.	305,300	780,590
Common Stocks - continued
	Shares	Value
South Africa - continued
Naspers Ltd. Class N	35,100	$ 1,535,685
Sanlam Ltd.	220,700	788,742
TOTAL SOUTH AFRICA		13,566,761
Sweden - 0.2%
Lundin Petroleum AB (a)	19,500	479,501
Taiwan - 7.4%
Advanced Semiconductor Engineering, Inc.	1,555,807	1,332,645
Asia Cement Corp.	776,400	871,639
Cheng Uei Precision Industries Co. Ltd.	482,563	943,296
Chinatrust Financial Holding Co. Ltd.	2,037,000	1,271,233
Chroma ATE, Inc.	284,933	558,858
Chunghwa Telecom Co. Ltd.	402,000	1,327,768
HIWIN Technologies Corp.	129,400	1,051,095
HTC Corp.	112,200	1,841,288
Kinsus Interconnect Technology Corp.	159,000	422,110
Synnex Technology International Corp.	575,753	1,389,716
Taiwan Fertilizer Co. Ltd.	646,000	1,503,814
Taiwan Semiconductor Manufacturing Co. Ltd.	1,340,469	3,348,632
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	260,201	3,359,195
Unified-President Enterprises Corp.	994,000	1,452,353
TOTAL TAIWAN		20,673,642
Thailand - 2.7%
Bangkok Bank Public Co. Ltd. (For. Reg.)	328,000	1,702,278
Banpu PCL (For. Reg.)	46,700	806,905
Electricity Generating PCL (For. Reg.)	225,800	687,761
PTT Global Chemical PCL (For. Reg.) (a)	489,037	944,027
PTT PCL (For. Reg.)	218,300	2,196,816
Siam Cement PCL (For. Reg.)	98,700	1,143,171
TOTAL THAILAND		7,480,958
Turkey - 1.2%
Aygaz A/S	149,000	698,759
TAV Havalimanlari Holding A/S (a)	265,000	1,133,103
Turkiye Is Bankasi A/S Series C	368,000	646,196
Turkiye Vakiflar Bankasi Tao	623,000	809,735
TOTAL TURKEY		3,287,793
United Kingdom - 1.8%
Antofagasta PLC	51,500	971,845
Evraz PLC (a)	181,000	1,053,357
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hikma Pharmaceuticals PLC	63,334	$ 609,877
Kazakhmys PLC	168,400	2,424,573
TOTAL UNITED KINGDOM		5,059,652
United States of America - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	19,500	1,254,045
Global Payments, Inc.	38,600	1,828,868
ION Geophysical Corp. (a)	220,400	1,351,052
Universal Display Corp. (a)	26,843	984,870
TOTAL UNITED STATES OF AMERICA		5,418,835
TOTAL COMMON STOCKS (Cost $277,232,524)		267,669,587
Nonconvertible Preferred Stocks - 1.2%

Korea (South) - 1.0%
Hyundai Motor Co. Series 2	28,550	1,648,556
Samsung Electronics Co. Ltd.	1,750	1,004,475
TOTAL KOREA (SOUTH)		2,653,031
Russia - 0.2%
Sberbank (Savings Bank of the Russian Federation) (a)	333,100	612,228
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,384,134)		3,265,259
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.11% (b)	8,669,114	8,669,114
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	6,279,110	6,279,110
TOTAL MONEY MARKET FUNDS (Cost $14,948,224)		14,948,224
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $295,564,882)		285,883,070
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(6,035,484)
NET ASSETS - 100%		$ 279,847,586
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,491 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,864
Fidelity Securities Lending Cash Central Fund	5,302
Total	$ 8,166
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 44,054,148	$ 44,054,148	$ -	$ -
Korea (South)	32,996,088	32,050,608	945,480	-
China	25,122,052	21,189,389	3,932,663	-
Taiwan	20,673,642	14,664,597	6,009,045	-
Russia	16,792,660	15,076,677	1,715,983	-
Hong Kong	13,922,169	13,844,444	77,725	-
South Africa	13,566,761	11,193,077	2,373,684	-
Cayman Islands	12,496,891	12,496,891	-	-
Mexico	11,896,814	11,896,814	-	-
India	10,349,245	8,665,997	1,630,844	52,404
Other	69,064,376	68,692,567	371,809	-
Money Market Funds	14,948,224	14,948,224	-	-
Total Investments in Securities:	$ 285,883,070	$ 268,773,433	$ 17,057,233	$ 52,404
Transfers from Level 2 to Level 1 during the period were $80,339,199.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,406)
Cost of Purchases	53,810
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 52,404
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (1,406)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $300,729,944. Net unrealized depreciation aggregated $14,846,874, of which $25,465,282 related to appreciated investment securities and $40,312,156 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

December 31, 2011

1.842159.105

FNCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CAPITAL MARKETS - 22.1%
Asset Management & Custody Banks - 4.2%
A.F.P. Provida SA sponsored ADR	4,100	$ 268,222
Affiliated Managers Group, Inc. (a)	16,729	1,605,148
Ameriprise Financial, Inc.	700	34,748
Apollo Global Management LLC Class A	1,023,171	12,697,552
Bank of New York Mellon Corp.	4,200	83,622
BlackRock, Inc. Class A	580	103,379
Franklin Resources, Inc.	1,000	96,060
Invesco Ltd.	430,451	8,647,761
Julius Baer Group Ltd.	2,640	103,278
Legg Mason, Inc.	7,538	181,289
Northern Trust Corp.	77,955	3,091,695
State Street Corp.	2,514	101,339
The Blackstone Group LP	1,229,297	17,222,451
		44,236,544
Diversified Capital Markets - 3.3%
Credit Suisse Group sponsored ADR	3,700	86,876
Deutsche Bank AG (NY Shares)	1,309	49,559
HFF, Inc. (a)	71,400	737,562
UBS AG (NY Shares) (a)	2,796,200	33,079,046
		33,953,043
Investment Banking & Brokerage - 14.6%
Charles Schwab Corp.	7,700	86,702
E*TRADE Financial Corp. (a)	5,657,421	45,033,071
Evercore Partners, Inc. Class A	626,896	16,687,972
GFI Group, Inc.	2,891,687	11,913,750
Goldman Sachs Group, Inc.	1,086	98,207
Investment Technology Group, Inc. (a)	34,096	368,578
Lazard Ltd. Class A	1,035,753	27,043,511
Macquarie Group Ltd.	3,431	83,472
Morgan Stanley	3,407,864	51,560,982
		152,876,245
TOTAL CAPITAL MARKETS		231,065,832
COMMERCIAL BANKS - 19.8%
Diversified Banks - 8.2%
Banco ABC Brasil SA	25,600	171,335
Banco Bradesco SA (PN) sponsored ADR	5,600	93,408
Banco de Chile sponsored ADR	1,300	106,275
Banco Macro SA sponsored ADR	5,000	97,500
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
Banco Pine SA	1,500	$ 10,667
Banco Santander Chile sponsored ADR	1,400	105,980
Banco Santander SA (Spain) ADR sponsored ADR	100	752
Banco Santander SA (Brasil) ADR	25,000	203,500
BanColombia SA sponsored ADR	52,600	3,132,856
Bank of Baroda	69,143	877,016
Bank of Montreal	100	5,487
Barclays PLC sponsored ADR (d)	3,058,050	33,607,970
BBVA Banco Frances SA sponsored ADR	21,200	103,244
BNP Paribas SA	2,400	94,284
Comerica, Inc.	164,688	4,248,950
CorpBanca SA sponsored ADR (d)	5,000	99,450
Credicorp Ltd. (NY Shares)	1,972	215,875
Credit Agricole SA	2,000	11,287
Grupo Financiero Galicia SA sponsored ADR (d)	16,500	97,845
Guaranty Trust Bank PLC GDR (Reg. S)	47,100	214,305
HSBC Holdings PLC sponsored ADR	138,000	5,257,800
ICICI Bank Ltd. sponsored ADR (d)	225,300	5,954,679
Industrial & Commercial Bank of China Ltd. (H Shares)	50,000	29,678
Intesa Sanpaolo SpA	27,099	45,390
Itau Unibanco Banco Multiplo SA sponsored ADR	5,600	103,936
KB Financial Group, Inc. ADR	22,011	689,825
National Australia Bank Ltd.	2,218	52,986
Nordea Bank AB	11,000	85,127
PT Bank Central Asia Tbk	119,500	105,432
Raiffeisen International Bank-Holding AG (d)	11,700	302,896
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	9,200	91,448
Standard Chartered PLC (United Kingdom)	22,344	488,973
Sumitomo Mitsui Financial Group, Inc.	18,900	524,184
Swedbank AB (A Shares)	7,500	97,171
The Jammu & Kashmir Bank Ltd.	64,545	822,533
U.S. Bancorp	7,700	208,285
UniCredit SpA	1,840	15,290
United Overseas Bank Ltd.	8,000	94,176
Wells Fargo & Co.	910,889	25,104,101
Yes Bank Ltd.	553,067	2,491,227
		86,063,123
Regional Banks - 11.6%
BancFirst Corp.	100	3,754
Banco Daycoval SA (PN)	177,900	897,520
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Bancorp New Jersey, Inc.	800	$ 7,336
BancTrust Financial Group, Inc. (a)	274,450	340,318
Bank of Hawaii Corp.	300	13,347
Bank of the Ozarks, Inc.	3,400	100,742
Bar Harbor Bankshares	100	3,000
BB&T Corp.	8,301	208,936
BBCN Bancorp, Inc. (a)	78	738
Boston Private Financial Holdings, Inc.	19,400	154,036
Bridge Capital Holdings (a)	361,790	3,762,616
Canadian Western Bank, Edmonton	19,800	501,610
Cascade Bancorp (a)	7,575	33,179
CIT Group, Inc. (a)	2,836	98,891
Citizens & Northern Corp.	4,400	81,268
City Holding Co. (d)	3,600	122,004
City National Corp.	59,600	2,633,128
CNB Financial Corp., Pennsylvania	6,800	107,304
CoBiz, Inc.	1,578,396	9,107,345
Cullen/Frost Bankers, Inc.	1,100	58,201
Fifth Third Bancorp	887,420	11,287,982
First Business Finance Services, Inc.	1,700	28,220
First Commonwealth Financial Corp.	206,878	1,088,178
First Community Bancshares, Inc.	100	1,248
First Horizon National Corp.	1,137,600	9,100,800
First Interstate Bancsystem, Inc.	683,783	8,909,692
First Midwest Bancorp, Inc., Delaware	4,900	49,637
FNB Corp., Pennsylvania	98,273	1,111,468
Fulton Financial Corp.	100	981
Glacier Bancorp, Inc.	17,850	214,736
Hawthorn Bancshares, Inc.	104	638
Huntington Bancshares, Inc.	19,010	104,365
KeyCorp	13,200	101,508
Lakeland Bancorp, Inc.	164	1,414
M&T Bank Corp.	200	15,268
NBT Bancorp, Inc.	1,500	33,195
Northrim Bancorp, Inc.	19,554	342,391
Pacific Continental Corp.	231,933	2,052,607
PNC Financial Services Group, Inc.	4,274	246,482
PT Bank Tabungan Negara Tbk	15,217,000	2,030,612
Regions Financial Corp.	9,468,176	40,713,157
Sandy Spring Bancorp, Inc.	1,300	22,815
Savannah Bancorp, Inc. (a)	131,260	649,737
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
SCBT Financial Corp.	7,760	$ 225,118
SunTrust Banks, Inc.	185,825	3,289,103
Susquehanna Bancshares, Inc.	621,855	5,211,145
SVB Financial Group (a)	2,228	106,253
Synovus Financial Corp. (d)	4,175,522	5,887,486
TCF Financial Corp.	9,235	95,305
Texas Capital Bancshares, Inc. (a)	37,400	1,144,814
The Fauquier Bank	117	1,269
Umpqua Holdings Corp.	1,000	12,390
Valley National Bancorp (d)	44,492	550,366
Virginia Commerce Bancorp, Inc. (a)	5,400	41,742
Washington Trust Bancorp, Inc.	4,400	104,984
Webster Financial Corp.	255,600	5,211,684
Westamerica Bancorp.	500	21,950
Western Alliance Bancorp. (a)	514,830	3,207,391
Zions Bancorporation	6,300	102,564
		121,555,968
TOTAL COMMERCIAL BANKS		207,619,091
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	8,400	131,538
CONSUMER FINANCE - 3.9%
Consumer Finance - 3.9%
Advance America Cash Advance Centers, Inc.	2,151,422	19,255,227
American Express Co.	2,052	96,793
Capital One Financial Corp.	173,200	7,324,628
DFC Global Corp. (a)	100	1,806
Discover Financial Services	4,200	100,800
EZCORP, Inc. (non-vtg.) Class A (a)	185,448	4,890,264
First Cash Financial Services, Inc. (a)	49,636	1,741,727
Green Dot Corp. Class A (a)(d)	43,011	1,342,803
International Personal Finance PLC	840,379	2,238,477
Nelnet, Inc. Class A	5,400	132,138
Netspend Holdings, Inc. (a)	12,046	97,693
PT Clipan Finance Indonesia Tbk	2,956,000	140,180
SLM Corp.	231,922	3,107,755
		40,470,291
Common Stocks - continued
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 2.0%
Specialized Consumer Services - 2.0%
Sotheby's Class A (Ltd. vtg.)	741,990	$ 21,168,975
DIVERSIFIED FINANCIAL SERVICES - 15.2%
Other Diversified Financial Services - 15.0%
Bank of America Corp.	9,773,707	54,341,807
Citigroup, Inc.	1,931,775	50,825,000
JPMorgan Chase & Co.	1,563,124	51,973,873
		157,140,680
Specialized Finance - 0.2%
BM&F Bovespa SA	17,600	92,572
CME Group, Inc.	372	90,645
IntercontinentalExchange, Inc. (a)	725	87,399
Life Partners Holdings, Inc. (d)	22,600	145,996
Moody's Corp.	2,800	94,304
NewStar Financial, Inc. (a)	100	1,017
PHH Corp. (a)	153,873	1,646,441
		2,158,374
TOTAL DIVERSIFIED FINANCIAL SERVICES		159,299,054
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	11,200	230,797
HOTELS, RESTAURANTS & LEISURE - 0.5%
Casinos & Gaming - 0.3%
MGM Mirage, Inc. (a)	255,241	2,662,164
Hotels, Resorts & Cruise Lines - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	43,300	2,077,101
TOTAL HOTELS, RESTAURANTS & LEISURE		4,739,265
HOUSEHOLD DURABLES - 0.6%
Homebuilding - 0.6%
Standard Pacific Corp. (a)(d)	2,028,274	6,449,911
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	300	5,373
Keppel Corp. Ltd.	13,000	93,204
		98,577
Common Stocks - continued
	Shares	Value
INSURANCE - 11.7%
Life & Health Insurance - 4.6%
AFLAC, Inc.	908,537	$ 39,303,311
Citizens, Inc. Class A (a)	17,300	167,637
CNO Financial Group, Inc. (a)	15,400	97,174
FBL Financial Group, Inc. Class A	3,800	129,276
Lincoln National Corp.	4,400	85,448
MetLife, Inc.	170,134	5,304,778
Phoenix Companies, Inc. (a)	46,700	78,456
Ping An Insurance Group Co. China Ltd. (H Shares)	11,500	75,812
Prudential Financial, Inc.	40,038	2,006,705
Resolution Ltd.	24,800	96,835
StanCorp Financial Group, Inc.	2,800	102,900
Symetra Financial Corp.	8,700	78,909
Torchmark Corp.	2,700	117,153
Unum Group	4,400	92,708
		47,737,102
Multi-Line Insurance - 2.7%
American International Group, Inc. (a)	4,100	95,120
Fairfax Financial Holdings Ltd. (sub. vtg.)	300	128,734
Genworth Financial, Inc. Class A (a)	4,063,400	26,615,270
Hartford Financial Services Group, Inc.	48,500	788,125
Loews Corp.	26,000	978,900
Porto Seguro SA	18,700	213,777
		28,819,926
Property & Casualty Insurance - 2.4%
ACE Ltd.	37,200	2,608,464
Allstate Corp.	4,000	109,640
Assured Guaranty Ltd.	3,900	51,246
Axis Capital Holdings Ltd.	32,300	1,032,308
Berkshire Hathaway, Inc. Class B (a)	33,626	2,565,664
Erie Indemnity Co. Class A	1,300	101,608
Fidelity National Financial, Inc. Class A	502,554	8,005,685
First American Financial Corp.	180,700	2,289,469
RLI Corp.	200	14,572
The Travelers Companies, Inc.	700	41,419
W.R. Berkley Corp.	34,000	1,169,260
XL Group PLC Class A	369,104	7,297,186
		25,286,521
Reinsurance - 2.0%
Arch Capital Group Ltd. (a)	104,607	3,894,519
Montpelier Re Holdings Ltd.	6,100	108,275
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Platinum Underwriters Holdings Ltd.	83,096	$ 2,834,405
Validus Holdings Ltd.	433,231	13,646,777
		20,483,976
TOTAL INSURANCE		122,327,525
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
eBay, Inc. (a)	684,787	20,769,590
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Alliance Data Systems Corp. (a)	700	72,688
Cielo SA	3,900	100,891
Fidelity National Information Services, Inc.	5,691	151,324
Fiserv, Inc. (a)	1,587	93,220
MasterCard, Inc. Class A	314	117,065
MoneyGram International, Inc. (a)	6,000	106,500
Redecard SA	5,900	92,433
The Western Union Co.	57,100	1,042,646
Total System Services, Inc.	5,200	101,712
VeriFone Systems, Inc. (a)	2,232	79,281
Visa, Inc. Class A	1,140	115,744
		2,073,504
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	1,900	101,137
Cognizant Technology Solutions Corp. Class A (a)	1,473	94,729
		195,866
TOTAL IT SERVICES		2,269,370
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Dun & Bradstreet Corp.	200	14,966
Equifax, Inc.	3,150	122,031
		136,997
REAL ESTATE INVESTMENT TRUSTS - 12.4%
Diversified REITs - 1.0%
American Assets Trust, Inc.	48,800	1,000,888
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Diversified REITs - continued
Colonial Properties Trust (SBI)	421,600	$ 8,794,576
Vornado Realty Trust	6,500	499,590
		10,295,054
Industrial REITs - 0.2%
DCT Industrial Trust, Inc.	434,800	2,226,176
Prologis, Inc.	3,644	104,182
Stag Industrial, Inc.	9,800	112,406
		2,442,764
Mortgage REITs - 0.1%
American Capital Agency Corp.	3,400	95,472
American Capital Mortgage Investment Corp.	15,500	291,710
Pennymac Mortgage Investment Trust	5,900	98,058
		485,240
Office REITs - 2.7%
Boston Properties, Inc.	57,900	5,766,840
Corporate Office Properties Trust (SBI)	3,400	72,284
Douglas Emmett, Inc. (d)	398,300	7,264,992
Highwoods Properties, Inc. (SBI)	65,000	1,928,550
Lexington Corporate Properties Trust (d)	1,755,888	13,151,601
MPG Office Trust, Inc. (a)	45,800	91,142
SL Green Realty Corp.	1,500	99,960
		28,375,369
Residential REITs - 2.8%
American Campus Communities, Inc.	30,300	1,271,388
Apartment Investment & Management Co. Class A	4,249	97,345
AvalonBay Communities, Inc.	44,600	5,824,760
BRE Properties, Inc.	4,100	206,968
Camden Property Trust (SBI)	189,500	11,794,480
Campus Crest Communities, Inc.	10,000	100,600
Equity Lifestyle Properties, Inc.	100	6,669
Equity Residential (SBI)	1,862	106,190
Essex Property Trust, Inc.	2,200	309,122
Home Properties, Inc.	17,300	995,961
Post Properties, Inc.	110,300	4,822,316
UDR, Inc.	131,468	3,299,847
		28,835,646
Retail REITs - 0.1%
Federal Realty Investment Trust (SBI)	1,100	99,825
Glimcher Realty Trust	3,600	33,120
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - continued
Kimco Realty Corp.	5,800	$ 94,192
Simon Property Group, Inc.	8,376	1,080,001
Urstadt Biddle Properties, Inc. Class A	11,700	211,536
		1,518,674
Specialized REITs - 5.5%
Big Yellow Group PLC	813,036	3,097,567
CubeSmart	102,400	1,089,536
DiamondRock Hospitality Co.	199,300	1,921,252
HCP, Inc.	237,594	9,843,519
Health Care REIT, Inc.	49,200	2,682,876
Host Hotels & Resorts, Inc.	182,000	2,688,140
Plum Creek Timber Co., Inc.	27,300	998,088
Potlatch Corp.	18,400	572,424
Public Storage	3,596	483,518
Rayonier, Inc.	5,200	232,076
Strategic Hotel & Resorts, Inc. (a)	4,238,175	22,759,000
Sunstone Hotel Investors, Inc. (a)	191,300	1,559,095
Ventas, Inc.	99,059	5,461,123
Weyerhaeuser Co.	205,800	3,842,286
		57,230,500
TOTAL REAL ESTATE INVESTMENT TRUSTS		129,183,247
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.0%
Diversified Real Estate Activities - 1.2%
Tejon Ranch Co. (a)	43,700	1,069,776
The St. Joe Co. (a)(d)	761,100	11,157,726
		12,227,502
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	66,000	199,453
Real Estate Operating Companies - 0.0%
BR Malls Participacoes SA	6,000	58,351
Castellum AB	8,316	103,090
Thomas Properties Group, Inc.	19,600	65,268
		226,709
Real Estate Services - 2.8%
CBRE Group, Inc. (a)	1,356,148	20,640,573
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Services - continued
Jones Lang LaSalle, Inc.	139,496	$ 8,545,525
Kennedy-Wilson Holdings, Inc.	18,600	196,788
		29,382,886
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		42,036,550
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	300	3,606
Fair Isaac Corp.	800	28,672
		32,278
SPECIALTY RETAIL - 2.1%
Computer & Electronics Retail - 1.9%
Rent-A-Center, Inc.	550,836	20,380,932
Home Improvement Retail - 0.2%
Home Depot, Inc.	37,426	1,573,389
TOTAL SPECIALTY RETAIL		21,954,321
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	6,700	56,548
Cape Bancorp, Inc. (a)	11,000	86,350
Cheviot Financial Corp.	88,335	657,212
Fannie Mae Guaranteed Mortgage pass-thru certificates (a)	85	17
First Niagara Financial Group, Inc.	100	863
Flushing Financial Corp.	100	1,263
Hudson City Bancorp, Inc.	7,300	45,625
Meridian Interstate Bancorp, Inc. (a)	634	7,893
New York Community Bancorp, Inc.	100	1,237
Ocwen Financial Corp. (a)	100	1,448
People's United Financial, Inc.	9,062	116,447
ViewPoint Financial Group	100	1,301
Washington Mutual, Inc. (a)(e)	276,828	14,921
		991,125
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A	2,200	$ 132,022
TOTAL COMMON STOCKS (Cost $1,071,957,909)		1,011,106,356
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.11% (b)	20,366,676	20,366,676
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	34,586,025	34,586,025
TOTAL MONEY MARKET FUNDS (Cost $54,952,701)		54,952,701
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,126,910,610)		1,066,059,057
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(19,444,815)
NET ASSETS - 100%		$ 1,046,614,242
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,365 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Washington Mutual, Inc.	4/8/08	$ 1,358,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,873
Fidelity Securities Lending Cash Central Fund	49,750
Total	$ 56,623
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,011,106,356	$ 1,009,402,260	$ 1,704,096	$ -
Money Market Funds	54,952,701	54,952,701	-	-
Total Investments in Securities:	$ 1,066,059,057	$ 1,064,354,961	$ 1,704,096	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,160,948,006. Net unrealized depreciation aggregated $94,888,949, of which $39,671,116 related to appreciated investment securities and $134,560,065 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

December 31, 2011

1.811346.107

FR1-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (e) - 87.4%
	Principal Amount	Value
Aerospace - 2.3%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (d)	$ 9,736,075	$ 9,030,210
Sequa Corp. term loan 3.634% 12/3/14 (d)	47,349,953	46,166,204
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (d)	9,622,800	9,526,572
		64,722,986
Air Transportation - 1.7%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (d)	9,671,400	9,042,759
Northwest Airlines Corp.:
Tranche A, term loan 2.33% 12/31/18 (d)	4,835,812	4,497,305
Tranche B, term loan 4.08% 12/22/13 (d)	2,228,394	2,217,252
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (d)	4,759,579	4,569,196
US Airways Group, Inc. term loan 2.7963% 3/23/14 (d)	32,813,185	28,465,438
		48,791,950
Automotive - 3.2%
AM General LLC:
Credit-Linked Deposit 3.2963% 9/30/12 (d)	125,331	115,304
term loan 6.1276% 4/17/12 (d)	4,653,482	4,490,610
Tranche B, term loan 3.2702% 9/30/13 (d)	1,985,755	1,826,895
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	23,884,975	22,571,301
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (d)	8,808,132	8,786,111
Federal-Mogul Corp.:
Tranche B, term loan 2.2091% 12/27/14 (d)	37,834,940	34,997,320
Tranche C, term loan 2.2164% 12/27/15 (d)	19,303,541	17,759,258
		90,546,799
Banks & Thrifts - 0.3%
Ocwen Financial Corp. Tranche B, term loan 7% 9/1/16 (d)	9,291,000	9,128,408
Broadcasting - 5.2%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (d)	7,522,200	7,428,173
Barrington Broadcasting Co., LLC Tranche B, term loan 7.5% 6/14/17 (d)	7,735,000	7,676,988
Clear Channel Capital I LLC Tranche B, term loan 3.9463% 1/29/16 (d)	18,151,664	13,477,611
Clear Channel Communications, Inc. Tranche A, term loan 3.6963% 7/30/14 (d)	9,379,967	7,972,972
Nexstar Broadcasting, Inc. term loan 5% 9/30/16 (d)	9,084,890	8,948,616
Floating Rate Loans (e) - continued
	Principal Amount	Value
Broadcasting - continued
TWCC Holding Corp. Tranche B, term loan 4.25% 2/11/17 (d)	$ 4,714,325	$ 4,696,647
Univision Communications, Inc. term loan 4.5463% 3/31/17 (d)	79,118,258	70,019,659
VNU, Inc. Tranche C, term loan 3.5263% 5/1/16 (d)	27,819,084	27,262,702
		147,483,368
Building Materials - 0.2%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (d)	3,379,463	3,345,668
Goodman Global Group, Inc. Tranche 2 LN, term loan 9% 10/28/17 (d)	964,091	973,732
		4,319,400
Cable TV - 1.2%
CSC Holdings, Inc. Tranche B3, term loan 3.2986% 3/29/16 (d)	18,114,850	17,752,553
Liberty Cablevision of Puerto Rico LTC term loan 2.5463% 6/15/14 (d)	1,957,750	1,869,651
UPC Broadband Holding BV:
Tranche T, term loan 3.8721% 12/31/16 (d)	589,921	564,850
Tranche X, term loan 3.7702% 12/31/17 (d)	8,464,627	8,041,396
WideOpenWest Finance LLC Tranche B 1LN, term loan 2.7874% 6/27/14 (d)	4,828,985	4,503,028
		32,731,478
Capital Goods - 1.2%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (d)	14,601,625	14,437,357
Kinetek Industries, Inc. Tranche B 1LN, term loan 3.0793% 11/10/13 (d)	1,066,174	992,875
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (d)	8,171,863	8,141,218
Unifrax Corp. Tranche B, term loan 7% 11/28/18 (d)	9,670,000	9,670,000
		33,241,450
Chemicals - 1.4%
Arizona Chemical Tranche B, term loan 12/19/17 (d)	14,065,000	14,047,419
OM Group, Inc. Tranche B, term loan 5.75% 8/2/17 (d)	9,780,000	9,731,100
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (d)	9,627,750	9,567,577
Univar NV Tranche B, term loan 5% 6/30/17 (d)	5,182,650	5,014,214
		38,360,310
Consumer Products - 1.9%
Amscan Holdings, Inc. Tranche B, term loan 6.75% 11/30/17 (d)	9,603,438	9,591,433
Floating Rate Loans (e) - continued
	Principal Amount	Value
Consumer Products - continued
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.51% 10/26/14 (d)	$ 4,710,000	$ 3,720,900
Tranche B 1LN, term loan 2.26% 4/26/14 (d)	8,570,850	7,628,056
NBTY, Inc. Tranche B 1LN, term loan 4.25% 10/1/17 (d)	8,614,286	8,506,607
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (d)	9,736,075	9,590,034
Reynolds Consumer Products Holdings, Inc. Tranche C, term loan 6.5% 8/9/18 (d)	15,443,341	15,366,124
		54,403,154
Containers - 0.5%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	6,638,172	6,613,278
Tranche 2LN, term loan 10% 9/2/16 (d)	5,840,000	5,803,500
BWAY Holding Co. Tranche B, term loan 4.5% 2/23/18 (d)	2,051,737	2,020,961
		14,437,739
Diversified Financial Services - 2.4%
EquiPower Resources Holdings LLC Tranche B, term loan 5.75% 1/26/18 (d)	3,021,061	2,839,798
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (d)	9,711,613	9,687,333
HarbourVest Partners LLC Tranche B, term loan 6.25% 12/17/16 (d)	20,595,506	20,569,762
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (d)	11,233,000	11,233,000
Tranche 2LN, term loan 7% 3/17/16 (d)	8,237,000	8,257,593
LPL Investment Holdings, Inc.:
term loan 4.25% 6/25/15 (d)	7,004,226	7,004,226
Tranche D, term loan 2.1071% 6/28/13 (d)	2,225,178	2,205,708
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (d)	4,749,113	4,731,303
		66,528,723
Diversified Media - 0.5%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.83% 5/31/14 (d)	21,301,513	14,698,044
Electric Utilities - 7.6%
Bicent Power LLC Tranche 2LN, term loan 4.58% 12/31/14 (d)	7,570,000	151,400
BRSP LLC term loan 7.5% 6/24/14 (d)	12,787,601	12,787,601
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (d)	18,182,600	17,818,948
Floating Rate Loans (e) - continued
	Principal Amount	Value
Electric Utilities - continued
Dynegy, Inc.:
(Coal) Tranche B, term loan 9.25% 8/5/16 (d)	$ 12,351,064	$ 12,428,258
(Gas) Tranche B, term loan 9.25% 8/5/16 (d)	13,197,424	13,428,379
MACH Gen LLC Credit-Linked Deposit 2.5793% 2/22/13 (d)	242,828	223,402
Nebraska Energy, Inc.:
Tranche 2LN, term loan 4.8125% 5/1/14 (d)	18,530,000	16,677,000
Tranche B 1LN, term loan 2.8125% 11/1/13 (d)	6,352,963	6,098,844
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.8293% 12/15/14 (d)	30,660,000	28,820,400
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7763% 10/10/14 (d)	113,049,894	78,993,601
4.7763% 10/10/17 (d)	19,475,000	12,342,281
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (d)	15,051,263	15,033,201
		214,803,315
Energy - 4.0%
Alon USA, Inc. term loan 2.7055% 8/4/13 (d)	16,043,245	15,120,758
CCS, Inc. Tranche B, term loan 3.2963% 11/14/14 (d)	22,538,380	20,509,926
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (d)	27,986,806	27,706,938
Race Point Power Tranche B, term loan 8.0352% 1/11/18 (d)	24,399,249	24,277,253
Sheridan Production Partners LP term loan 6.5% 4/20/17 (d)	25,182,687	25,151,209
		112,766,084
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.28% 3/30/14 (d)	189,024	156,890
Food & Drug Retail - 1.9%
GNC Corp. Tranche B, term loan 4.25% 3/2/18 (d)	8,935,000	8,845,650
Rite Aid Corp. Tranche ABL, term loan 2.0395% 6/4/14 (d)	27,885,225	26,421,251
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (d)	19,294,200	18,618,903
		53,885,804
Gaming - 4.4%
CityCenter Holdings LLC/CityCenter Finance Corp. term loan 7.5% 1/21/15 (d)	1,878,750	1,855,266
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)	7,901,862	5,847,378
Floating Rate Loans (e) - continued
	Principal Amount	Value
Gaming - continued
Green Valley Ranch Gaming LLC term loan:
6.252% 6/17/16 (d)	$ 6,576,797	$ 6,050,653
10% 6/17/17 (d)	2,935,000	2,788,250
Gun Lake Tribal Gaming Authority term loan 12% 7/20/15 (d)	21,390,000	21,710,850
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.4183% 1/28/15 (d)	19,109,470	16,625,239
Tranche B4, term loan 9.5% 10/31/16 (d)	9,540,300	9,540,300
Kerzner International Ltd.:
term loan 3.3263% 9/1/13 (d)	39,593,380	34,594,716
Tranche DD, term loan 3.5254% 9/1/13 (d)	22,597,294	19,744,385
MGM Mirage, Inc. Tranche C, term loan 7% 2/21/14 (d)	4,865,000	4,761,619
		123,518,656
Healthcare - 7.0%
Community Health Systems, Inc.:
term loan 3.9647% 1/25/17 (d)	12,794,507	12,314,713
Tranche B, term loan 2.757% 7/25/14 (d)	25,510,469	24,617,603
Tranche DD, term loan 2.5463% 7/25/14 (d)	1,310,304	1,264,444
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	17,290,100	15,128,838
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (d)	14,485,538	14,123,399
HCA, Inc. Tranche B2, term loan 3.8293% 3/31/17 (d)	59,933,869	56,787,341
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (d)	12,478,523	11,293,064
HGI Holdings, Inc. Tranche B, term loan 6.75% 10/1/16 (d)	8,266,237	8,183,575
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (d)	14,411,100	13,870,684
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 2.6126% 6/15/14 (d)	20,346,653	19,125,854
Tranche 2LN, term loan 6.0463% 6/15/15 (d)	11,000,000	10,340,000
Sun Healthcare Group, Inc. Tranche B, term loan 8.75% 10/18/16 (d)	4,918,333	3,934,666
VWR Funding, Inc. term loan 2.7963% 6/29/14 (d)	7,993,828	7,574,152
		198,558,333
Homebuilders/Real Estate - 1.1%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.5276% 11/9/16 (d)	996,888	990,657
CB Richard Ellis Services, Inc. Tranche C, term loan 3.5463% 3/4/18 (d)	4,835,700	4,738,986
Floating Rate Loans (e) - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Realogy Corp.:
Credit-Linked Deposit 3.1911% 10/10/13 (d)	$ 1,665,871	$ 1,545,096
Tranche 2LN, term loan 13.5% 10/15/17	4,865,000	4,852,838
Tranche B, term loan 3.4414% 10/10/13 (d)	16,492,939	15,297,201
Tranche DD, term loan 3.4414% 10/10/13 (d)	4,874,427	4,521,031
		31,945,809
Insurance - 0.6%
CNO Financial Group, Inc. Tranche B, term loan 6.25% 9/30/16 (d)	6,618,430	6,585,338
USI Holdings Corp. Tranche B, term loan 2.8% 5/4/14 (d)	10,604,489	9,994,731
		16,580,069
Leisure - 2.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.5% 4/22/16 (d)	31,571,290	29,913,797
Cannery Casino Resorts LLC:
term loan 4.5463% 5/18/13 (d)	4,286,263	3,986,225
Tranche B, term loan 4.5463% 5/18/13 (d)	4,924,483	4,579,769
Formula One Holdings Tranche D, term loan 3.7963% 6/30/14 (d)	9,849,943	9,234,321
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (d)	8,867,136	8,800,633
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (d)	23,994,881	23,754,933
		80,269,678
Metals/Mining - 0.9%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (d)	7,230,750	7,194,596
Oxbow Carbon LLC Tranche B 1LN, term loan 3.9334% 5/8/16 (d)	3,942,805	3,873,806
SunCoke Energy, Inc. Tranche B, term loan 4.0048% 7/26/18 (d)	2,985,787	2,933,536
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (d)	11,065,255	10,982,265
		24,984,203
Publishing/Printing - 1.1%
Newsday LLC term loan:
6.6531% 8/1/13 (d)	4,000,000	4,005,200
10.5% 8/1/13	3,000,000	3,082,500
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	4,618,425	4,560,649
Floating Rate Loans (e) - continued
	Principal Amount	Value
Publishing/Printing - continued
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (d)	$ 16,802,166	$ 14,323,847
Tribune Co. Tranche X, term loan 3/17/09 (b)	8,055,238	4,510,933
Yell Group PLC Tranche B1, term loan 4.0463% 7/31/14 (d)	5,588,944	1,509,015
		31,992,144
Restaurants - 0.8%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (d)	9,306,900	9,074,228
Dunkin Brands, Inc. Tranche B2, term loan 4% 11/23/17 (d)	4,611,247	4,530,550
NPC International, Inc. Tranche B, term loan 6.75% 12/27/18 (d)	9,670,000	9,621,650
		23,226,428
Services - 3.0%
ARAMARK Corp.:
Credit-Linked Deposit 3.4894% 7/26/16 (d)	327,573	321,025
Tranche B, term loan 3.8293% 7/26/16 (d)	4,980,972	4,881,402
Bakercorp International, Inc. term loan 5% 6/1/18 (d)	9,760,538	9,687,333
Brickman Group Holdings, Inc. Tranche B, term loan 7.25% 10/14/16 (d)	8,731,800	8,731,800
Central Parking Corp.:
Credit-Linked Deposit 2.625% 5/22/14 (d)	3,236,777	2,783,628
Tranche 2LN, term loan 4.875% 11/22/14 (d)	1,950,000	1,550,250
Tranche B 1LN, term loan 2.8125% 5/22/14 (d)	4,384,760	3,770,893
Hertz Corp. Tranche B, term loan 3.75% 3/11/18 (d)	9,647,100	9,430,040
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (d)	9,736,075	9,614,374
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (d)	9,559,392	9,344,306
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (d)	3,046,138	2,969,985
Symphonyiri Group, Inc. Tranche B, term loan 5% 12/1/17 (d)	7,338,125	7,283,089
U.S. Foodservice Tranche B, term loan 2.7949% 7/3/14 (d)	14,271,282	13,307,970
		83,676,095
Shipping - 0.7%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (d)	18,303,540	18,303,540
Floating Rate Loans (e) - continued
	Principal Amount	Value
Specialty Retailing - 1.0%
Claire's Stores, Inc. term loan 3.0691% 5/29/14 (d)	$ 13,756,266	$ 11,899,170
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (d)	4,836,798	4,812,614
Michaels Stores, Inc.:
Tranche B1, term loan 2.765% 10/31/13 (d)	3,293,482	3,244,080
Tranche B2, term loan 5.015% 7/31/16 (d)	6,884,030	6,780,770
		26,736,634
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	4,962,500	4,900,469
Super Retail - 4.0%
Academy Ltd. Tranche B, term loan 6% 8/3/18 (d)	19,555,000	19,359,450
Bass Pro Shops LLC. Tranche B, term loan 5.25% 6/13/17 (d)	7,303,300	7,230,267
BJ's Wholesale Club, Inc.:
Tranche B 1LN, term loan 7% 9/30/18 (d)	24,285,000	24,345,713
Tranche M 2LN, term loan 10% 3/30/19 (d)	6,105,000	6,105,000
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (d)	9,598,500	9,406,530
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (d)	11,162,250	10,827,383
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	26,628,960	25,630,374
Toys 'R' Us, Inc.:
term loan 6% 9/1/16 (d)	9,598,500	9,467,001
Tranche B2, term loan 5.25% 5/25/18 (d)	396,000	383,130
		112,754,848
Technology - 13.4%
Avaya, Inc.:
term loan 3.2561% 10/27/14 (d)	17,232,583	16,457,117
Tranche B 3LN, term loan 5.0061% 10/26/17 (d)	20,077,963	18,270,946
Ceridian Corp. term loan 3.3624% 11/8/14 (d)	6,757,615	6,081,854
First Data Corp.:
term loan 4.2936% 3/24/18 (d)	14,540,000	12,068,200
Tranche B1, term loan 3.0436% 9/24/14 (d)	43,149,289	39,265,853
Tranche B2, term loan 3.0436% 9/24/14 (d)	24,888,782	22,648,792
Tranche B3, term loan 3.0436% 9/24/14 (d)	24,260,592	22,077,139
Freescale Semiconductor, Inc. term loan 4.5202% 12/1/16 (d)	44,399,247	42,179,285
Godaddy.Com, Inc. Tranche B, term loan 7% 12/16/18 (d)	33,281,588	33,323,189
Floating Rate Loans (e) - continued
	Principal Amount	Value
Technology - continued
Kronos, Inc.:
Tranche 1LN, term loan 6.25% 12/21/17 (d)	$ 9,000,000	$ 8,955,000
Tranche B 1LN, term loan 5.3292% 6/11/17 (d)	8,772,661	8,509,481
Tranche B 2LN, term loan 10.5792% 6/11/18 (d)	32,420,000	31,771,600
MDA Information Products Tranche B, term loan 7% 1/4/17 (d)	2,256,021	1,895,058
NDS Group PLC Tranche B, term loan 4% 3/10/18 (d)	11,622,623	11,273,944
NXP BV:
term loan 4.5% 3/4/17 (d)	30,123,457	28,617,284
Tranche A 2LN, term loan 5.5% 3/4/17 (d)	14,468,738	13,962,332
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (d)	7,513,982	7,457,627
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (d)	8,029,650	7,949,354
Serena Software, Inc. term loan 4.5378% 3/10/16 (d)	6,925,667	6,518,784
Sunquest Information Systems, Inc.:
Tranche 1 LN, term loan 6.25% 12/16/16 (d)	4,238,700	4,196,313
Tranche 2 LN, term loan 9.75% 6/16/17 (d)	14,590,000	14,152,300
Telcordia Technologies, Inc. term loan 6.75% 4/30/16 (d)	12,667,181	12,540,509
TriZetto Group, Inc. Tranche B, term loan 4.75% 5/2/18 (d)	7,960,000	7,840,600
		378,012,561
Telecommunications - 10.8%
Airvana Networks Solutions, Inc. term loan 10% 3/25/15 (d)	6,387,429	6,387,429
Asurion LLC:
term loan 9% 5/24/19 (d)	27,515,000	27,102,275
Tranche B, term loan 5.5% 5/24/18 (d)	32,688,409	32,198,083
Digicel International Finance Ltd.:
Tranche A, term loan 4.125% 3/30/12 (d)	12,236,115	11,807,851
Tranche C, term loan 4.125% 3/23/12 (d)	471,069	454,581
Tranche D 1LN, term loan 3/31/17	2,500,000	2,275,000
Tranche D, term loan 4.125% 3/31/15 (d)	53,798,253	51,915,314
DigitalGlobe, Inc. Tranche B, term loan 5.75% 10/12/18 (d)	1,500,000	1,470,000
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (d)	38,496,468	30,604,692
Intelsat Jackson Holdings SA:
term loan 3.3911% 2/1/14 (d)	57,923,189	55,027,030
Tranche B, term loan 5.25% 4/2/18 (d)	27,589,891	27,520,916
Floating Rate Loans (e) - continued
	Principal Amount	Value
Telecommunications - continued
Level 3 Financing, Inc.:
term loan 2.6475% 3/13/14 (d)	$ 24,020,000	$ 22,939,100
Tranche B 3LN, term loan 5.75% 9/1/18 (d)	2,110,000	2,075,818
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	2,000,000	1,950,625
term loan 6.875% 8/11/15	30,284,879	29,434,168
		303,162,882
TOTAL FLOATING RATE LOANS (Cost $2,509,422,972)		2,459,628,251
Nonconvertible Bonds - 6.6%

Air Transportation - 0.1%
United Air Lines, Inc. 9.875% 8/1/13 (c)	1,769,000	1,806,503
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
3.6492% 2/11/14 (d)	20,000,000	18,900,000
3.9632% 6/20/14 (d)	6,685,000	6,251,545
		25,151,545
Chemicals - 0.0%
Lyondell Chemical Co. 11% 5/1/18	1,307,045	1,427,947
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19 (c)	2,685,000	2,778,975
Diversified Financial Services - 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	6,450,000	6,691,875
Ineos Finance PLC 9% 5/15/15 (c)	2,175,000	2,202,188
MU Finance PLC 8.375% 2/1/17 (c)	14,655,000	15,314,475
		24,208,538
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20	3,285,000	3,449,250
Energy - 0.4%
ATP Oil & Gas Corp. 11.875% 5/1/15	4,865,000	3,223,063
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	7,780,000	6,846,400
		10,069,463
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (c)	2,050,000	2,167,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 0.9%
Chukchansi Economic Development Authority 4.1586% 11/15/12 (c)(d)	$ 8,886,000	$ 5,598,180
Harrah's Operating Co., Inc. 11.25% 6/1/17	7,075,000	7,499,500
MGM Mirage, Inc.:
10.375% 5/15/14	3,350,000	3,819,000
11.125% 11/15/17	4,715,000	5,375,100
13% 11/15/13	2,720,000	3,196,000
		25,487,780
Insurance - 0.1%
USI Holdings Corp. 4.3322% 11/15/14 (c)(d)	3,050,000	2,783,125
Paper - 0.1%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.1794% 8/1/14 (d)	5,350,000	3,303,625
Publishing/Printing - 0.1%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)	5,480,000	4,164,800
Restaurants - 0.2%
Dave & Buster's, Inc. 11% 6/1/18	5,000,000	5,075,000
Services - 0.8%
ARAMARK Corp. 3.9294% 2/1/15 (d)	10,595,000	10,224,175
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.9572% 5/15/14 (d)	12,975,000	12,099,188
		22,323,363
Technology - 1.2%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (d)	10,816,833	9,464,729
Freescale Semiconductor, Inc.:
4.4213% 12/15/14 (d)	18,925,000	18,309,938
10.125% 3/15/18 (c)	4,306,000	4,693,540
Spansion LLC 7.875% 11/15/17	2,175,000	1,957,500
		34,425,707
Telecommunications - 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	7,300,000	6,989,750
Clearwire Escrow Corp. 12% 12/1/15 (c)	10,000,000	9,575,000
		16,564,750
TOTAL NONCONVERTIBLE BONDS (Cost $186,915,949)		185,188,246
Common Stocks - 1.6%
	Shares	Value
Chemicals - 1.6%
LyondellBasell Industries NV Class A	1,353,088	$ 43,961,829
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	85,778	371,419
TOTAL COMMON STOCKS (Cost $25,156,746)		44,333,248
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $29)	2,903,495	29
TOTAL INVESTMENT PORTFOLIO - 95.6% (Cost $2,721,495,696)		2,689,149,774
NET OTHER ASSETS (LIABILITIES) - 4.4%		123,155,778
NET ASSETS - 100%		$ 2,812,305,552
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,756,011 or 2.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 43,961,829	$ 43,961,829	$ -	$ -
Telecommunication Services	371,419	371,419	-	-
Corporate Bonds	185,188,246	-	185,188,246	-
Floating Rate Loans	2,459,628,251	-	2,459,628,251	-
Other	29	-	-	29
Total Investments in Securities:	$ 2,689,149,774	$ 44,333,248	$ 2,644,816,497	$ 29
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 29
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Effective after the close of business on February 10, 2012, 11,918,676 shares of the Fund held by the Series Floating Rate High Income Fund, which is an affiliated investment company managed by FMR Co., Inc., an affiliate of FMR, were redeemed for securities, including accrued interest, and cash, with a value of $1,201,879,288. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,642,764,673. Net unrealized appreciation aggregated $46,385,101, of which $134,373,829 related to appreciated investment securities and $87,988,728 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

December 31, 2011

1.842158.105

HCCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
BIOTECHNOLOGY - 25.8%
Biotechnology - 25.8%
Achillion Pharmaceuticals, Inc. (a)(d)	336,700	$ 2,565,654
Acorda Therapeutics, Inc. (a)	259,419	6,184,549
Alexion Pharmaceuticals, Inc. (a)	285,424	20,407,816
AMAG Pharmaceuticals, Inc. (a)	58,900	1,113,799
Amgen, Inc.	983,593	63,156,509
Anthera Pharmaceuticals, Inc. (a)	263,200	1,616,048
Ardea Biosciences, Inc. (a)	374,300	6,291,983
ARIAD Pharmaceuticals, Inc. (a)	657,600	8,055,600
AVEO Pharmaceuticals, Inc. (a)	181,093	3,114,799
Biogen Idec, Inc. (a)	207,559	22,841,868
BioMarin Pharmaceutical, Inc. (a)	583,769	20,069,978
Chelsea Therapeutics International Ltd. (a)	389,238	1,996,791
Dynavax Technologies Corp. (a)	1,390,567	4,616,682
Gilead Sciences, Inc. (a)	475,670	19,469,173
Human Genome Sciences, Inc. (a)	259,487	1,917,609
Inhibitex, Inc. (a)	583,200	6,380,208
Neurocrine Biosciences, Inc. (a)	304,361	2,587,069
NPS Pharmaceuticals, Inc. (a)	371,800	2,450,162
ONYX Pharmaceuticals, Inc. (a)	141,600	6,223,320
Seattle Genetics, Inc. (a)(d)	213,817	3,573,951
Synageva BioPharma Corp. (a)	22,700	604,501
Targacept, Inc. (a)	251,000	1,398,070
Theravance, Inc. (a)(d)	302,700	6,689,670
United Therapeutics Corp. (a)	129,744	6,130,404
		219,456,213
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	431,100	2,414,160
Stewart Enterprises, Inc. Class A	298,420	1,718,899
		4,133,059
FOOD & STAPLES RETAILING - 1.5%
Drug Retail - 1.5%
CVS Caremark Corp.	173,000	7,054,940
Drogasil SA	864,900	6,020,692
		13,075,632
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 14.8%
Health Care Equipment - 13.0%
Baxter International, Inc.	342,120	$ 16,928,098
Boston Scientific Corp. (a)	2,508,089	13,393,195
Conceptus, Inc. (a)	292,745	3,700,297
CONMED Corp. (a)	108,100	2,774,927
Covidien PLC	778,426	35,036,954
Cyberonics, Inc. (a)	97,280	3,258,880
HeartWare International, Inc. (a)(d)	73,500	5,071,500
Masimo Corp.	129,693	2,423,314
Opto Circuits India Ltd.	432,435	1,625,659
Orthofix International NV (a)	83,100	2,927,613
William Demant Holding A/S (a)	49,738	4,136,533
Wright Medical Group, Inc. (a)	438,431	7,234,112
Zeltiq Aesthetics, Inc.	149,691	1,700,490
Zimmer Holdings, Inc. (a)	194,600	10,395,532
		110,607,104
Health Care Supplies - 1.8%
The Cooper Companies, Inc.	212,474	14,983,666
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		125,590,770
HEALTH CARE PROVIDERS & SERVICES - 30.2%
Health Care Distributors & Services - 1.6%
Amplifon SpA	492,429	2,085,573
McKesson Corp.	148,001	11,530,758
		13,616,331
Health Care Facilities - 1.2%
Emeritus Corp. (a)	169,551	2,968,838
Hanger Orthopedic Group, Inc. (a)	172,977	3,232,940
LCA-Vision, Inc. (a)	312,500	906,250
Sunrise Senior Living, Inc. (a)	462,930	2,999,786
		10,107,814
Health Care Services - 17.0%
Accretive Health, Inc. (a)	251,445	5,778,206
Catalyst Health Solutions, Inc. (a)	129,700	6,744,400
Express Scripts, Inc. (a)	605,424	27,056,399
Fresenius Medical Care AG & Co. KGaA	121,100	8,226,572
HMS Holdings Corp. (a)	108,100	3,457,038
Laboratory Corp. of America Holdings (a)	216,200	18,586,714
Medco Health Solutions, Inc. (a)	448,971	25,097,479
MEDNAX, Inc. (a)	181,600	13,077,016
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Omnicare, Inc.	345,900	$ 11,916,255
Quest Diagnostics, Inc.	328,652	19,081,535
Team Health Holdings, Inc. (a)	281,075	6,203,325
		145,224,939
Managed Health Care - 10.4%
Aetna, Inc.	259,500	10,948,305
Humana, Inc.	185,900	16,286,699
UnitedHealth Group, Inc.	509,000	25,796,120
Universal American Spin Corp. (a)	96,700	1,229,057
WellPoint, Inc.	512,556	33,956,835
		88,217,016
TOTAL HEALTH CARE PROVIDERS & SERVICES		257,166,100
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	216,228	4,095,358
athenahealth, Inc. (a)	128,337	6,303,913
Epocrates, Inc. (a)	216,200	1,686,360
		12,085,631
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
WebMD Health Corp. (a)	117,575	4,414,941
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	291,900	3,289,713
PHARMACEUTICALS - 20.2%
Pharmaceuticals - 20.2%
Abbott Laboratories	171,100	9,620,953
Cardiome Pharma Corp. (a)	602,300	1,584,048
Columbia Laboratories, Inc. (a)	389,800	974,500
Elan Corp. PLC sponsored ADR (a)	648,700	8,913,138
Eli Lilly & Co.	291,900	12,131,364
GlaxoSmithKline PLC sponsored ADR	553,500	25,256,205
Meda AB (A Shares)	345,900	3,599,302
Medicis Pharmaceutical Corp. Class A	73,500	2,443,875
Merck & Co., Inc.	919,404	34,661,531
Optimer Pharmaceuticals, Inc. (a)(d)	312,674	3,827,130
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Pacira Pharmaceuticals, Inc.	112,300	$ 971,395
Pfizer, Inc.	216,188	4,678,308
Sanofi-aventis sponsored ADR	475,650	17,380,251
Shire PLC sponsored ADR	168,600	17,517,540
Valeant Pharmaceuticals International, Inc. (Canada)	389,198	18,214,038
Watson Pharmaceuticals, Inc. (a)	151,400	9,135,476
XenoPort, Inc. (a)	183,200	697,992
		171,607,046
PROFESSIONAL SERVICES - 1.1%
Research & Consulting Services - 1.1%
Advisory Board Co. (a)	56,200	4,170,602
Qualicorp SA	587,000	5,277,077
		9,447,679
SOFTWARE - 0.4%
Application Software - 0.4%
Nuance Communications, Inc. (a)	151,382	3,808,771
TOTAL COMMON STOCKS (Cost $727,723,661)		824,075,555
Convertible Preferred Stocks - 0.1%

PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (e) (Cost $867,181)	123,883	867,181
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	25,713,614	$ 25,713,614
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	4,869,825	4,869,825
TOTAL MONEY MARKET FUNDS (Cost $30,583,439)		30,583,439
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $759,174,281)		855,526,175
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,623,038)
NET ASSETS - 100%		$ 850,903,137
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $867,181 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 867,181
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,262
Fidelity Securities Lending Cash Central Fund	13,193
Total	$ 23,455
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 824,075,555	$ 815,848,983	$ 8,226,572	$ -
Convertible Preferred Stocks	867,181	-	-	867,181
Money Market Funds	30,583,439	30,583,439	-	-
Total Investments in Securities:	$ 855,526,175	$ 846,432,422	$ 8,226,572	$ 867,181
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 867,181
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 867,181
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $764,682,446. Net unrealized appreciation aggregated $90,843,729, of which $121,517,039 related to appreciated investment securities and $30,673,310 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

December 31, 2011

1.811332.107

HP1-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 87.6%
	Principal Amount	Value
Aerospace - 0.1%
BE Aerospace, Inc. 6.875% 10/1/20	$ 340,000	$ 367,200
Air Transportation - 2.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,841,309	1,878,136
6.75% 9/15/15 (b)	2,960,000	2,771,152
Continental Airlines, Inc. 9.25% 5/10/17	406,539	418,736
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,010,000	926,675
6.75% 11/23/15	1,010,000	929,200
8.021% 8/10/22	1,070,547	1,050,421
8.954% 8/10/14	280,620	279,918
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	168,353	163,303
United Air Lines, Inc. 9.875% 8/1/13 (b)	329,000	335,975
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	612,945	557,780
9.75% 1/15/17	987,170	1,087,071
12% 1/15/16 (b)	337,280	352,862
		10,751,229
Automotive - 6.5%
American Axle & Manufacturing, Inc. 7.75% 11/15/19	1,690,000	1,666,678
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (b)	3,345,000	3,052,313
8.25% 6/15/21 (b)	2,395,000	2,179,450
Dana Holding Corp.:
6.5% 2/15/19	905,000	914,050
6.75% 2/15/21	1,535,000	1,550,350
Delphi Corp.:
5.875% 5/15/19 (b)	1,130,000	1,146,950
6.125% 5/15/21 (b)	1,085,000	1,101,275
Ford Motor Co. 7.45% 7/16/31	2,050,000	2,460,000
Ford Motor Credit Co. LLC:
3.875% 1/15/15	3,445,000	3,432,629
5% 5/15/18	1,360,000	1,363,158
5.875% 8/2/21	1,610,000	1,677,341
6.625% 8/15/17	2,030,000	2,192,400
7% 4/15/15	2,685,000	2,872,950
8% 12/15/16	1,405,000	1,594,456
12% 5/15/15	1,610,000	1,964,200
General Motors Financial Co., Inc. 6.75% 6/1/18 (b)	1,150,000	1,173,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Tenneco, Inc.:
6.875% 12/15/20	$ 1,005,000	$ 1,035,150
7.75% 8/15/18	860,000	868,600
		32,244,950
Banks & Thrifts - 0.6%
Ally Financial, Inc. 3.6492% 2/11/14 (d)	1,940,000	1,833,300
Bank of America Corp. 8% (c)(d)	1,440,000	1,238,400
		3,071,700
Broadcasting - 1.0%
Allbritton Communications Co. 8% 5/15/18	1,190,000	1,198,925
Univision Communications, Inc.:
6.875% 5/15/19 (b)	1,780,000	1,717,700
8.5% 5/15/21 (b)	2,330,000	2,120,300
		5,036,925
Building Materials - 0.7%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	1,095,000	1,133,325
6.875% 8/15/18 (b)	1,405,000	1,461,200
Headwaters, Inc. 7.625% 4/1/19	1,145,000	1,016,188
		3,610,713
Cable TV - 4.7%
Cablevision Systems Corp.:
7.75% 4/15/18	1,440,000	1,537,200
8.625% 9/15/17	935,000	1,030,838
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,200,000	2,227,500
7% 1/15/19	2,710,000	2,831,950
7.25% 10/30/17	1,870,000	1,954,150
7.375% 6/1/20	740,000	775,150
7.875% 4/30/18	1,870,000	1,993,888
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (b)	5,290,000	5,633,831
CSC Holdings LLC:
6.75% 11/15/21 (b)	1,340,000	1,391,858
8.625% 2/15/19	570,000	656,925
Insight Communications, Inc. 9.375% 7/15/18 (b)	1,250,000	1,412,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (b)	415,000	430,563
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (b)	$ 235,000	$ 248,513
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	1,175,000	1,151,500
		23,276,366
Capital Goods - 0.4%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	2,040,000	2,162,400
Chemicals - 1.4%
Celanese US Holdings LLC 6.625% 10/15/18	1,225,000	1,292,375
Huntsman International LLC 8.625% 3/15/20	890,000	943,400
Kinove German Bondco GmbH 9.625% 6/15/18 (b)	1,050,000	997,500
Lyondell Chemical Co.:
8% 11/1/17	260,000	284,700
11% 5/1/18	1,914,045	2,091,094
LyondellBasell Industries NV 6% 11/15/21 (b)	420,000	434,700
NOVA Chemicals Corp. 3.7836% 11/15/13 (d)	845,000	828,100
		6,871,869
Consumer Products - 0.6%
NBTY, Inc. 9% 10/1/18	1,860,000	2,022,750
Visant Corp. 10% 10/1/17	805,000	734,563
		2,757,313
Containers - 1.3%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	495,000	497,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 9% 5/15/18 (b)	575,000	546,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19 (b)	500,000	517,500
9.875% 8/15/19 (b)	1,210,000	1,167,650
Sealed Air Corp.:
8.125% 9/15/19 (b)	2,525,000	2,777,500
8.375% 9/15/21 (b)	965,000	1,056,675
		6,563,050
Diversified Financial Services - 5.5%
Aircastle Ltd.:
9.75% 8/1/18	1,030,000	1,081,500
9.75% 8/1/18 (b)	495,000	519,750
CIT Group, Inc.:
7% 5/1/15	921	923
7% 5/4/15 (b)	2,005,000	1,999,988
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
CIT Group, Inc.: - continued
7% 5/1/16	$ 202	$ 203
7% 5/2/16 (b)	3,143,000	3,127,285
7% 5/2/17 (b)	3,595,000	3,572,531
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,775,000	2,879,063
8% 1/15/18	2,995,000	3,114,800
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	580,000	377,000
International Lease Finance Corp.:
5.65% 6/1/14	605,000	577,775
5.75% 5/15/16	1,295,000	1,201,113
6.25% 5/15/19	900,000	831,173
6.75% 9/1/16 (b)	1,000,000	1,025,000
8.625% 9/15/15	1,530,000	1,560,600
8.625% 1/15/22	1,680,000	1,690,500
8.75% 3/15/17	920,000	947,600
8.875% 9/1/17	1,625,000	1,681,875
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	975,000	1,033,500
Reynolds Group DL Escrow LLC 8.75% 10/15/16 (b)	340,000	357,850
		27,580,029
Diversified Media - 1.5%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (b)(d)	1,610,000	1,605,975
Checkout Holding Corp. 0% 11/15/15 (b)	530,000	265,000
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	2,590,000	2,784,250
11.5% 5/1/16	682,000	780,890
Quebecor Media, Inc.
7.75% 3/15/16	1,800,000	1,845,000
		7,281,115
Electric Utilities - 6.5%
Atlantic Power Corp. 9% 11/15/18 (b)	2,390,000	2,395,975
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	2,340,000	2,503,800
GenOn Energy, Inc.:
9.5% 10/15/18	785,000	794,813
9.875% 10/15/20	725,000	723,188
InterGen NV 9% 6/30/17 (b)	2,560,000	2,694,400
IPALCO Enterprises, Inc. 5% 5/1/18	625,000	605,250
Mirant Americas Generation LLC:
8.5% 10/1/21	2,990,000	2,788,175
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Mirant Americas Generation LLC: - continued
9.125% 5/1/31	$ 2,995,000	$ 2,710,475
NSG Holdings II, LLC 7.75% 12/15/25 (b)	5,220,000	5,350,500
NV Energy, Inc. 6.25% 11/15/20	490,000	507,543
Otter Tail Corp. 9% 12/15/16	1,115,000	1,198,625
Puget Energy, Inc. 6.5% 12/15/20	510,000	537,438
RRI Energy, Inc. 7.625% 6/15/14	3,335,000	3,335,000
The AES Corp.:
7.375% 7/1/21 (b)	1,575,000	1,693,125
7.75% 10/15/15	2,500,000	2,700,000
8% 10/15/17	450,000	492,750
9.75% 4/15/16	1,470,000	1,683,150
		32,714,207
Energy - 13.6%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	910,000	905,450
6.5% 5/20/21	630,000	618,975
Antero Resources Finance Corp.:
7.25% 8/1/19 (b)	1,145,000	1,166,412
9.375% 12/1/17	1,980,000	2,118,600
Calfrac Holdings LP 7.5% 12/1/20 (b)	1,680,000	1,633,800
Chesapeake Energy Corp. 6.125% 2/15/21	575,000	585,063
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (b)	290,000	290,000
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	750,000	780,000
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (b)	590,000	573,775
Denbury Resources, Inc. 6.375% 8/15/21	1,285,000	1,310,700
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (b)	1,880,000	1,978,700
7.25% 10/15/21 (b)	1,045,000	1,115,538
Edgen Murray Corp. 12.25% 1/15/15	2,190,000	1,905,300
Energy Transfer Equity LP 7.5% 10/15/20	1,315,000	1,436,638
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,195,000	1,215,913
Expro Finance Luxembourg SCA 8.5% 12/15/16 (b)	3,530,000	3,106,400
Exterran Holdings, Inc. 7.25% 12/1/18	2,320,000	2,169,200
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	615,000	541,200
Forbes Energy Services Ltd. 9% 6/15/19	1,770,000	1,654,950
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.625% 11/15/18 (b)	860,000	900,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Frontier Oil Corp.:
6.875% 11/15/18	$ 620,000	$ 635,500
8.5% 9/15/16	1,395,000	1,485,675
Hornbeck Offshore Services, Inc. 8% 9/1/17	1,155,000	1,178,100
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21	334,000	330,660
7% 10/1/18	1,140,000	1,151,400
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	2,025,000	2,040,188
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (b)	1,270,000	1,244,600
7.75% 2/1/21	1,195,000	1,236,825
8.625% 4/15/20	1,515,000	1,643,775
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.25% 6/15/22	1,260,000	1,310,400
McJunkin Red Man Corp. 9.5% 12/15/16	3,670,000	3,780,100
Offshore Group Investment Ltd. 11.5% 8/1/15	2,180,000	2,365,300
Oil States International, Inc. 6.5% 6/1/19	1,225,000	1,252,563
Pan American Energy LLC 7.875% 5/7/21 (b)	1,990,000	2,039,750
Petrohawk Energy Corp.:
6.25% 6/1/19	985,000	1,085,963
7.25% 8/15/18	860,000	967,500
10.5% 8/1/14	1,355,000	1,502,289
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	1,345,000	1,371,900
Pioneer Natural Resources Co. 6.65% 3/15/17	1,210,000	1,340,075
Precision Drilling Corp.:
6.5% 12/15/21 (b)	125,000	125,625
6.625% 11/15/20	2,630,000	2,676,025
Quicksilver Resources, Inc.:
7.125% 4/1/16	3,685,000	3,648,150
11.75% 1/1/16	1,030,000	1,161,325
SESI LLC 7.125% 12/15/21 (b)	1,795,000	1,889,238
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (b)	455,000	455,000
7.875% 10/15/18	1,360,000	1,414,400
Venoco, Inc. 8.875% 2/15/19	1,165,000	1,031,025
WPX Energy, Inc.:
5.25% 1/15/17 (b)	580,000	577,100
6% 1/15/22 (b)	920,000	926,900
		67,874,815
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - 0.3%
Covanta Holding Corp. 7.25% 12/1/20	$ 1,640,000	$ 1,723,433
Food & Drug Retail - 0.9%
Albertsons, Inc.:
7.45% 8/1/29	495,000	386,100
8% 5/1/31	335,000	267,163
Rite Aid Corp.:
8.625% 3/1/15	225,000	216,000
9.375% 12/15/15	690,000	664,125
9.5% 6/15/17	3,160,000	2,859,800
SUPERVALU, Inc. 8% 5/1/16	285,000	290,700
		4,683,888
Food/Beverage/Tobacco - 0.3%
US Foodservice, Inc. 8.5% 6/30/19 (b)	1,770,000	1,714,688
Gaming - 4.0%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,605,000	1,645,125
Chukchansi Economic Development Authority 8% 11/15/13 (b)	40,000	25,800
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (b)	1,550,000	1,581,000
11.5% 1/15/17 pay-in-kind (b)(d)	3,194,524	3,113,818
MGM Mirage, Inc.:
6.625% 7/15/15	3,310,000	3,144,500
6.75% 4/1/13	580,000	581,450
7.5% 6/1/16	1,285,000	1,233,600
7.625% 1/15/17	3,530,000	3,353,500
10% 11/1/16	1,580,000	1,643,200
11.375% 3/1/18	1,525,000	1,677,500
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (b)(d)	1,155,000	981,750
Pinnacle Entertainment, Inc. 7.5% 6/15/15	575,000	563,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	485,000	533,500
		20,078,243
Healthcare - 4.7%
Community Health Systems, Inc. 8.875% 7/15/15	1,133,000	1,169,823
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	595,000	470,050
10.875% 11/15/14	1,835,000	1,706,550
Emergency Medical Services Corp. 8.125% 6/1/19	1,980,000	1,975,050
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19	660,000	704,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Endo Pharmaceuticals Holdings, Inc.: - continued
7.25% 1/15/22	$ 660,000	$ 701,250
HCA, Inc.:
6.5% 2/15/20	1,145,000	1,192,174
9.875% 2/15/17	513,000	560,453
HealthSouth Corp. 7.25% 10/1/18	2,050,000	2,029,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	3,010,000	2,626,225
Mylan, Inc.:
6% 11/15/18 (b)	690,000	711,528
7.625% 7/15/17 (b)	1,510,000	1,623,250
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,070,000	1,088,725
7% 1/15/16	435,000	443,700
7.5% 2/15/20	820,000	877,400
Senior Housing Properties Trust 6.75% 4/15/20	820,000	835,412
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	1,605,000	1,596,975
6.75% 8/15/21 (b)	675,000	654,750
6.875% 12/1/18 (b)	2,275,000	2,286,375
7% 10/1/20 (b)	165,000	163,350
		23,417,090
Homebuilders/Real Estate - 3.5%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,695,000	1,737,375
KB Home 7.25% 6/15/18	2,000,000	1,820,000
Lennar Corp.:
5.6% 5/31/15	295,000	292,050
6.95% 6/1/18	1,160,000	1,125,200
12.25% 6/1/17	1,440,000	1,713,600
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,130,000	1,120,056
Realogy Corp. 7.875% 2/15/19 (b)	2,060,000	1,792,200
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,855,000	2,883,550
Standard Pacific Corp.:
8.375% 5/15/18	4,245,000	4,043,363
10.75% 9/15/16	1,100,000	1,155,000
		17,682,394
Hotels - 0.8%
FelCor Lodging LP 6.75% 6/1/19	1,540,000	1,478,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - continued
Host Hotels & Resorts LP:
5.875% 6/15/19 (b)	$ 945,000	$ 963,900
6% 10/1/21 (b)	495,000	507,375
9% 5/15/17	1,025,000	1,127,500
		4,077,175
Leisure - 1.6%
Equinox Holdings, Inc. 9.5% 2/1/16 (b)	2,505,000	2,573,888
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,780,000	1,931,300
NCL Corp. Ltd. 9.5% 11/15/18	630,000	652,050
Royal Caribbean Cruises Ltd. yankee 7.25% 6/15/16	2,310,000	2,437,050
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15	363,000	402,023
		7,996,311
Metals/Mining - 2.8%
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	650,000	663,000
CONSOL Energy, Inc. 8% 4/1/17	2,020,000	2,206,850
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)	525,000	509,880
6.875% 2/1/18 (b)	440,000	415,800
7% 11/1/15 (b)	4,390,000	4,411,950
8.25% 11/1/19 (b)	3,370,000	3,395,275
Peabody Energy Corp. 6% 11/15/18 (b)	895,000	912,900
Vedanta Resources PLC:
6.75% 6/7/16 (b)	1,410,000	1,184,400
8.25% 6/7/21 (b)	645,000	503,100
		14,203,155
Publishing/Printing - 0.3%
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (b)	495,000	301,950
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (b)	1,785,000	1,428,000
		1,729,950
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20 (b)	1,730,000	1,751,625
Services - 4.4%
ARAMARK Corp.:
3.9294% 2/1/15 (d)	1,780,000	1,717,700
8.5% 2/1/15	2,570,000	2,634,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (b)(d)	$ 1,250,000	$ 1,287,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9572% 5/15/14 (d)	975,000	909,188
7.625% 5/15/14	1,167,000	1,178,670
7.75% 5/15/16	2,820,000	2,841,150
FTI Consulting, Inc.:
6.75% 10/1/20	1,540,000	1,590,050
7.75% 10/1/16	760,000	788,500
Hertz Corp.:
6.75% 4/15/19	1,895,000	1,913,950
7.5% 10/15/18	5,030,000	5,231,200
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (b)	2,100,000	1,890,000
		21,982,158
Shipping - 1.8%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	1,140,000	1,094,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	584,000	308,060
8.125% 3/30/18	1,430,000	858,000
Ship Finance International Ltd. 8.5% 12/15/13	4,095,000	3,828,825
Swift Services Holdings, Inc. 10% 11/15/18	2,555,000	2,669,975
Teekay Corp. 8.5% 1/15/20	490,000	472,850
		9,232,110
Steel - 2.1%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (b)	2,260,000	2,192,200
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	965,000	940,875
Severstal Columbus LLC 10.25% 2/15/18	3,655,000	3,819,475
Steel Dynamics, Inc.:
6.75% 4/1/15	1,080,000	1,101,600
7.625% 3/15/20	1,510,000	1,585,500
Tube City IMS Corp. 9.75% 2/1/15	775,000	782,750
		10,422,400
Super Retail - 1.8%
J. Crew Group, Inc. 8.125% 3/1/19	1,190,000	1,136,450
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (b)	3,430,000	3,678,675
Sally Holdings LLC 6.875% 11/15/19 (b)	435,000	454,575
Sears Holdings Corp. 6.625% 10/15/18	675,000	513,000
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	1,670,000	1,724,275
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	1,250,000	1,250,000
		8,756,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 3.9%
Amkor Technology, Inc.:
6.625% 6/1/21	$ 1,080,000	$ 1,036,800
7.375% 5/1/18	2,520,000	2,564,100
Avaya, Inc.:
9.75% 11/1/15	740,000	643,800
10.125% 11/1/15 pay-in-kind (d)	715,000	625,625
CDW LLC/CDW Finance Corp. 8.5% 4/1/19	1,105,000	1,107,763
Ceridian Corp.:
11.25% 11/15/15	825,000	643,500
12.25% 11/15/15 pay-in-kind (d)	595,000	462,613
Lucent Technologies, Inc.:
6.45% 3/15/29	2,555,000	1,833,213
6.5% 1/15/28	2,150,000	1,542,625
Sanmina-SCI Corp. 7% 5/15/19 (b)	3,880,000	3,783,000
Seagate HDD Cayman 6.875% 5/1/20	565,000	580,538
Spansion LLC 7.875% 11/15/17	2,945,000	2,650,500
SunGard Data Systems, Inc.:
7.375% 11/15/18	705,000	720,863
10.25% 8/15/15	1,040,000	1,071,200
		19,266,140
Telecommunications - 7.3%
Digicel Group Ltd.:
8.25% 9/1/17 (b)	2,560,000	2,585,600
8.875% 1/15/15 (b)	3,035,000	2,974,300
9.125% 1/15/15 pay-in-kind (b)(d)	1,280,000	1,270,400
Equinix, Inc. 8.125% 3/1/18	1,380,000	1,504,200
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (b)	1,590,000	1,601,925
7.5% 4/1/21 (b)	1,780,000	1,793,350
9.5% 6/15/16	590,000	619,500
Intelsat Ltd. 11.25% 6/15/16	1,540,000	1,624,700
Intelsat Luxembourg SA:
11.25% 2/4/17	1,450,000	1,384,750
11.5% 2/4/17 pay-in-kind (b)(d)	1,195,000	1,093,425
11.5% 2/4/17 pay-in-kind (d)	4,113,936	3,969,948
MetroPCS Wireless, Inc. 7.875% 9/1/18	675,000	682,560
Nextel Communications, Inc.:
5.95% 3/15/14	2,445,000	2,359,425
7.375% 8/1/15	2,310,000	2,113,650
Sprint Capital Corp. 8.75% 3/15/32	315,000	254,756
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Nextel Corp.:
6% 12/1/16	$ 3,060,000	$ 2,539,800
9% 11/15/18 (b)	625,000	656,250
U.S. West Communications 7.5% 6/15/23	1,750,000	1,745,625
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	595,000	602,438
VimpelCom Holdings BV 7.5043% 3/1/22 (b)	1,840,000	1,545,600
Wind Acquisition Finance SA:
7.25% 2/15/18 (b)	555,000	505,050
11.75% 7/15/17 (b)	1,090,000	975,550
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (b)(d)	2,672,909	1,850,377
		36,253,179
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.375% 12/15/20	685,000	696,988
TOTAL NONCONVERTIBLE BONDS (Cost $429,703,933)		437,831,783
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(d) (Cost $412,128)	583,486	258,484
Common Stocks - 0.3%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (b)	0*	400,725
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(e)	144,445	1,135,338
TOTAL COMMON STOCKS (Cost $6,418,622)		1,536,063
Convertible Preferred Stocks - 0.4%

Automotive - 0.3%
General Motors Co. 4.75%	53,000	1,815,250
Electric Utilities - 0.1%
AES Trust III 6.75%	6,600	323,994
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,879,034)		2,139,244
Floating Rate Loans - 8.5%
	Principal Amount	Value
Air Transportation - 1.0%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (d)	$ 2,683,769	$ 2,509,324
US Airways Group, Inc. term loan 2.7963% 3/23/14 (d)	2,690,486	2,333,997
		4,843,321
Automotive - 0.9%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	2,094,475	1,979,279
Federal-Mogul Corp.:
Tranche B, term loan 2.2091% 12/27/14 (d)	1,643,676	1,520,400
Tranche C, term loan 2.2164% 12/27/15 (d)	975,368	897,338
		4,397,017
Broadcasting - 0.6%
Univision Communications, Inc. term loan 4.5463% 3/31/17 (d)	3,219,014	2,848,828
Cable TV - 0.4%
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (d)	1,330,963	1,319,317
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (d)	740,000	725,200
		2,044,517
Capital Goods - 0.8%
Colfax Corp. Tranche B, term loan 9/12/18	1,525,000	1,525,953
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (d)	1,751,200	1,731,499
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (d)	205,000	203,975
Tranche B 1LN, term loan 4.7635% 6/7/18 (d)	613,846	610,777
		4,072,204
Chemicals - 0.1%
Arizona Chemical Tranche B, term loan 7.25% 12/19/17 (d)	555,000	554,306
Consumer Products - 0.3%
Visant Corp. Tranche B, term loan 5.2601% 12/22/16 (d)	1,431,657	1,338,599
Containers - 0.6%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	769,228	766,343
Floating Rate Loans - continued
	Principal Amount	Value
Containers - continued
Anchor Glass Container Corp.: - continued
Tranche 2LN, term loan 10% 9/2/16 (d)	$ 1,045,000	$ 1,038,469
Sealed Air Corp. Tranche B, term loan 4.75% 10/3/18 (d)	1,022,063	1,032,283
		2,837,095
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (d)	287,825	287,480
Energy - 0.4%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (d)	2,217,783	2,195,605
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (d)	898,213	878,003
Gaming - 0.2%
MGM Mirage, Inc. Tranche B, term loan 7% 2/21/14 (d)	1,100,000	1,073,930
Healthcare - 0.7%
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (d)	1,389,500	1,354,763
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (d)	319,296	319,296
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (d)	1,710,614	1,680,662
		3,354,721
Publishing/Printing - 0.3%
Newsday LLC term loan 10.5% 8/1/13	1,470,000	1,510,425
Services - 0.2%
U.S. Foodservice term loan 5.75% 3/31/17 (d)	1,220,775	1,171,944
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	1,071,900	1,058,501
Super Retail - 0.4%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 7% 9/30/18 (d)	330,000	330,825
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	1,455,000	1,400,438
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (d)	242,550	235,274
		1,966,537
Technology - 0.1%
Godaddy.Com, Inc. Tranche B, term loan 7% 12/16/18 (d)	578,550	579,273
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 1.1%
Asurion LLC:
term loan 9% 5/24/19 (d)	$ 2,405,000	$ 2,368,925
Tranche B, term loan 5.5% 5/24/18 (d)	1,193,182	1,175,284
Intelsat Jackson Holdings SA term loan 3.3911% 2/1/14 (d)	605,000	574,750
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (d)	1,503,638	1,499,878
		5,618,837
TOTAL FLOATING RATE LOANS (Cost $42,545,880)		42,631,143
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $481,959,597)	484,396,717
NET OTHER ASSETS (LIABILITIES) - 3.1%	15,426,234
NET ASSETS - 100%	$ 499,822,951
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $159,068,198 or 31.8% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,135,338 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
* Amount represents less than 1 share
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,950,588	$ 1,815,250	$ -	$ 1,135,338
Telecommunication Services	400,725	-	-	400,725
Utilities	323,994	323,994	-	-
Corporate Bonds	437,831,783	-	437,831,783	-
Commercial Mortgage Securities	258,484	-	-	258,484
Floating Rate Loans	42,631,143	-	42,631,143	-
Total Investments in Securities:	$ 484,396,717	$ 2,139,244	$ 480,462,926	$ 1,794,547
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,812,444
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,672)
Cost of Purchases	-
Proceeds of Sales	(10,070)
Amortization/Accretion	(155)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,794,547
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ (7,672)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $478,064,706. Net unrealized appreciation aggregated $6,332,011, of which $22,345,258 related to appreciated investment securities and $16,013,247 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

December 31, 2011

1.842157.105

INCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
AEROSPACE & DEFENSE - 14.2%
Aerospace & Defense - 14.2%
Esterline Technologies Corp. (a)	75,146	$ 4,205,922
Honeywell International, Inc.	450,004	24,457,717
Precision Castparts Corp.	79,580	13,113,988
Rockwell Collins, Inc.	176,193	9,755,806
Textron, Inc.	656,328	12,135,505
United Technologies Corp.	610,010	44,585,631
		108,254,569
AIR FREIGHT & LOGISTICS - 5.5%
Air Freight & Logistics - 5.5%
C.H. Robinson Worldwide, Inc.	103,889	7,249,374
United Parcel Service, Inc. Class B	414,429	30,332,059
UTI Worldwide, Inc.	340,260	4,522,055
		42,103,488
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
Autoliv, Inc.	74,700	3,995,703
BUILDING PRODUCTS - 2.2%
Building Products - 2.2%
Armstrong World Industries, Inc.	158,230	6,941,550
Owens Corning (a)	329,180	9,454,050
		16,395,600
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Environmental & Facility Services - 1.7%
Republic Services, Inc.	472,259	13,010,735
Office Services & Supplies - 0.5%
Mine Safety Appliances Co.	123,642	4,095,023
TOTAL COMMERCIAL SERVICES & SUPPLIES		17,105,758
CONSTRUCTION & ENGINEERING - 3.9%
Construction & Engineering - 3.9%
AECOM Technology Corp. (a)	292,505	6,016,828
EMCOR Group, Inc.	277,795	7,447,684
Foster Wheeler AG (a)	247,901	4,744,825
Jacobs Engineering Group, Inc. (a)	190,272	7,721,238
Quanta Services, Inc. (a)	187,157	4,031,362
		29,961,937
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - 11.7%
Electrical Components & Equipment - 11.7%
AMETEK, Inc.	285,675	$ 12,026,918
Cooper Industries PLC Class A	174,876	9,469,535
Emerson Electric Co.	565,962	26,368,170
GrafTech International Ltd. (a)	453,306	6,187,627
Hubbell, Inc. Class B	122,291	8,176,376
Polypore International, Inc. (a)	99,500	4,377,005
Prysmian SpA	250,400	3,109,910
Regal-Beloit Corp.	193,748	9,875,336
Roper Industries, Inc.	109,300	9,494,891
		89,085,768
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
McDermott International, Inc. (a)	307,153	3,535,331
INDUSTRIAL CONGLOMERATES - 24.1%
Industrial Conglomerates - 24.1%
3M Co.	369,308	30,183,543
Carlisle Companies, Inc.	86,604	3,836,557
Danaher Corp.	641,972	30,198,363
General Electric Co.	5,652,577	101,237,653
Tyco International Ltd.	403,819	18,862,385
		184,318,501
MACHINERY - 16.8%
Construction & Farm Machinery & Heavy Trucks - 5.8%
Cummins, Inc.	268,920	23,670,338
Fiat Industrial SpA (a)	590,100	5,060,344
Jain Irrigation Systems Ltd.	1,481,404	2,418,476
Jain Irrigation Systems Ltd. DVR (a)	72,740	48,365
Manitowoc Co., Inc.	281,683	2,588,667
Sauer-Danfoss, Inc. (a)	52,724	1,909,136
WABCO Holdings, Inc. (a)	202,500	8,788,500
		44,483,826
Industrial Machinery - 11.0%
Actuant Corp. Class A	197,170	4,473,787
Dover Corp.	197,600	11,470,680
Flowserve Corp.	106,395	10,567,151
Graco, Inc.	222,842	9,112,009
Harsco Corp.	43,300	891,114
Ingersoll-Rand PLC	384,276	11,708,890
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Pall Corp.	170,900	$ 9,766,935
Parker Hannifin Corp.	192,220	14,656,775
SPX Corp.	77,400	4,664,898
TriMas Corp. (a)	349,041	6,265,286
		83,577,525
TOTAL MACHINERY		128,061,351
PROFESSIONAL SERVICES - 4.0%
Human Resource & Employment Services - 2.4%
Kforce, Inc. (a)	336,227	4,145,679
Manpower, Inc.	98,800	3,532,100
Robert Half International, Inc.	208,100	5,922,526
Towers Watson & Co.	80,237	4,808,603
		18,408,908
Research & Consulting Services - 1.6%
Bureau Veritas SA	33,200	2,419,441
IHS, Inc. Class A (a)	111,867	9,638,461
		12,057,902
TOTAL PROFESSIONAL SERVICES		30,466,810
ROAD & RAIL - 7.8%
Railroads - 7.3%
CSX Corp.	812,119	17,103,226
Union Pacific Corp.	363,039	38,460,352
		55,563,578
Trucking - 0.5%
Con-way, Inc.	131,600	3,837,456
TOTAL ROAD & RAIL		59,401,034
TRADING COMPANIES & DISTRIBUTORS - 3.9%
Trading Companies & Distributors - 3.9%
Mills Estruturas e Servicos de Engenharia SA	499,000	4,740,393
Rush Enterprises, Inc. Class A (a)	173,391	3,627,340
W.W. Grainger, Inc.	42,809	8,013,417
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Trading Companies & Distributors - continued
Watsco, Inc.	87,200	$ 5,725,552
WESCO International, Inc. (a)	149,654	7,933,159
		30,039,861
TOTAL COMMON STOCKS (Cost $709,035,371)		742,725,711
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (c)	$ 1,529,582	1,529,582
8% 12/6/14 (c)	1,864,800	1,864,800
TOTAL CONVERTIBLE BONDS (Cost $3,394,382)		3,394,382
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $21,125,436)	21,125,436	21,125,436
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $733,555,189)		767,245,529
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,629,836)
NET ASSETS - 100%		$ 763,615,693
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,394,382 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc.: 8% 6/1/14	6/14/11	$ 1,529,582
8% 12/6/14	12/6/11	$ 1,864,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,293
Fidelity Securities Lending Cash Central Fund	5,593
Total	$ 11,886
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 742,725,711	$ 742,725,711	$ -	$ -
Convertible Bonds	3,394,382	-	-	3,394,382
Money Market Funds	21,125,436	21,125,436	-	-
Total Investments in Securities:	$ 767,245,529	$ 763,851,147	$ -	$ 3,394,382
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,529,582
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,864,800
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,394,382
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $743,037,773. Net unrealized appreciation aggregated $24,207,756, of which $58,850,947 related to appreciated investment securities and $34,643,191 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

December 31, 2011

1.859212.104

INTCEN-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 5.1%
Australia & New Zealand Banking Group Ltd.	870,531	$ 18,276,802
Commonwealth Bank of Australia	353,416	17,789,135
Mirabela Nickel Ltd. (a)	3,500,000	4,008,788
Newcrest Mining Ltd.	300,000	9,081,132
QBE Insurance Group Ltd.	344,102	4,557,052
Spark Infrastructure Group unit (e)	776,557	1,091,951
Transurban Group unit	897,143	5,156,144
Westfield Group unit	1,156,284	9,235,121
WorleyParsons Ltd.	152,634	4,006,860
TOTAL AUSTRALIA		73,202,985
Bailiwick of Jersey - 1.1%
Centamin PLC (a)	4,000,000	5,119,182
Delphi Automotive PLC	101,100	2,177,694
Shire PLC	252,800	8,786,684
TOTAL BAILIWICK OF JERSEY		16,083,560
Belgium - 0.7%
Anheuser-Busch InBev SA NV	161,716	9,871,200
Bermuda - 0.9%
Cheung Kong Infrastructure Holdings Ltd.	716,000	4,194,628
Huabao International Holdings Ltd.	10,000,000	5,111,632
Li & Fung Ltd.	2,020,000	3,740,066
TOTAL BERMUDA		13,046,326
Brazil - 2.1%
AES Tiete SA (PN) (non-vtg.)	114,200	1,647,540
Companhia de Saneamento de Minas Gerais	65,000	1,165,200
Drogasil SA	595,442	4,144,956
Embraer SA sponsored ADR	185,500	4,678,310
Gol Linhas Aereas Inteligentes SA rights 1/26/12 (a)	1,678	0
Mills Estruturas e Servicos de Engenharia SA	454,300	4,315,752
OGX Petroleo e Gas Participacoes SA (a)	891,600	6,517,600
Qualicorp SA	579,000	5,205,158
Souza Cruz Industria Comerico	170,400	2,095,247
Tractebel Energia SA	62,400	1,003,383
TOTAL BRAZIL		30,773,146
Canada - 1.6%
Copper Mountain Mining Corp. (a)	1,750,000	9,674,489
First Quantum Minerals Ltd.	270,000	5,315,691
Common Stocks - continued
	Shares	Value
Canada - continued
Ivanhoe Mines Ltd. (a)	360,000	$ 6,394,737
Open Text Corp. (a)	37,700	1,933,495
TOTAL CANADA		23,318,412
Cayman Islands - 0.6%
Baidu.com, Inc. sponsored ADR (a)	29,100	3,389,277
China Kanghui Holdings sponsored ADR (a)(d)	107,700	1,587,498
China ZhengTong Auto Services Holdings Ltd.	1,152,500	1,130,746
Microport Scientific Corp.	3,019,000	1,488,781
Shenguan Holdings Group Ltd.	1,638,000	949,064
TOTAL CAYMAN ISLANDS		8,545,366
Chile - 0.2%
CFR Pharmaceuticals SA ADR (e)	97,093	2,282,013
China - 0.3%
Industrial & Commercial Bank of China Ltd. (H Shares)	6,287,000	3,731,758
Denmark - 2.0%
Carlsberg A/S Series B	28,800	2,031,100
Danske Bank A/S (a)	828,330	10,522,345
Novo Nordisk A/S Series B	82,124	9,435,655
Tryg A/S	37,800	2,099,744
William Demant Holding A/S (a)	56,300	4,682,272
TOTAL DENMARK		28,771,116
Finland - 0.7%
Nokian Tyres PLC	88,100	2,837,232
Sampo OYJ (A Shares)	312,300	7,749,302
TOTAL FINLAND		10,586,534
France - 8.8%
Alstom SA	242,104	7,342,480
ALTEN	25,400	598,046
Atos Origin SA	63,061	2,767,943
AXA SA	340,500	4,427,265
BNP Paribas SA	334,500	13,140,846
Carrefour SA	71,465	1,629,463
Christian Dior SA	76,500	9,071,369
Compagnie Generale de Geophysique SA (a)	247,500	5,745,632
Compagnie Generale de Geophysique SA sponsored ADR (a)(d)	6,200	143,964
Danone	128,700	8,091,241
Dassault Systemes SA	24,500	1,963,974
Common Stocks - continued
	Shares	Value
France - continued
EDF SA	151,100	$ 3,676,976
GDF Suez	128,700	3,518,366
Iliad SA	27,660	3,413,826
Ipsos SA	88,902	2,525,891
JC Decaux SA (a)	109,100	2,512,993
Pernod Ricard SA	56,300	5,222,202
PPR SA	29,700	4,253,793
Sanofi-aventis	271,073	19,817,107
Suez Environnement SA	237,921	2,741,196
Technip SA	75,600	7,106,349
Unibail-Rodamco	49,200	8,845,774
VINCI SA (d)	219,400	9,587,548
TOTAL FRANCE		128,144,244
Germany - 6.0%
Allianz AG	84,362	8,070,837
BASF AG	250,000	17,438,804
Bayerische Motoren Werke AG (BMW)	95,606	6,405,425
Bilfinger Berger AG	69,872	5,958,340
CTS Eventim AG	121,394	3,645,472
Deutsche Boerse AG	35,100	1,840,509
E.ON AG	415,728	8,970,433
ElringKlinger AG	73,200	1,817,307
Metro AG	37,500	1,368,828
MTU Aero Engines Holdings AG	74,600	4,774,037
Munich Re Group	34,300	4,208,035
SAP AG	118,164	6,250,612
Siemens AG	87,693	8,391,075
Thyssenkrupp AG	340,000	7,800,702
TOTAL GERMANY		86,940,416
Hong Kong - 1.5%
AIA Group Ltd.	1,802,400	5,627,714
Hang Seng Bank Ltd.	410,700	4,872,918
Henderson Land Development Co. Ltd.	2,371,514	11,786,424
TOTAL HONG KONG		22,287,056
India - 0.5%
Apollo Hospitals Enterprise Ltd.	323,698	3,450,988
Axis Bank Ltd.	109,421	1,667,889
Jain Irrigation Systems Ltd.	1,358,653	2,218,078
Common Stocks - continued
	Shares	Value
India - continued
Jain Irrigation Systems Ltd. DVR (a)	67,932	$ 45,168
Tata Power Co. Ltd.	200,000	329,152
TOTAL INDIA		7,711,275
Indonesia - 0.0%
PT Bank Mandiri (Persero) Tbk	514,000	382,630
Ireland - 1.2%
Kenmare Resources PLC (a)	10,000,000	7,144,490
Ryanair Holdings PLC sponsored ADR (a)	136,800	3,811,248
Smurfit Kappa Group PLC (a)	1,000,000	6,044,848
TOTAL IRELAND		17,000,586
Israel - 0.9%
Israel Chemicals Ltd.	1,000,000	10,364,598
NICE Systems Ltd. sponsored ADR (a)	68,000	2,342,600
TOTAL ISRAEL		12,707,198
Italy - 3.0%
ENI SpA	714,600	14,735,069
Fiat Industrial SpA (a)	934,900	8,017,141
Intesa Sanpaolo SpA	2,635,872	4,414,963
Prada SpA	524,800	2,375,135
Prysmian SpA	284,800	3,537,150
Saipem SpA	169,900	7,224,325
Telecom Italia SpA	3,620,200	3,869,939
TOTAL ITALY		44,173,722
Japan - 14.6%
Aeon Credit Service Co. Ltd.	249,400	3,940,368
Ain Pharmaciez, Inc.	65,400	3,144,027
Aisin Seiki Co. Ltd.	91,800	2,616,893
Aozora Bank Ltd.	2,844,000	7,833,795
Astellas Pharma, Inc.	187,400	7,621,153
Brother Industries Ltd.	160,800	1,974,352
Canon, Inc.	229,200	10,087,136
DeNA Co. Ltd.	70,800	2,124,046
Denso Corp.	145,200	4,010,852
eAccess Ltd. (d)	4,556	1,081,506
Fanuc Corp.	80,500	12,321,055
Fast Retailing Co. Ltd.	24,400	4,438,381
Hirose Electric Co. Ltd.	21,500	1,885,597
Hitachi Ltd.	1,124,000	5,847,395
Common Stocks - continued
	Shares	Value
Japan - continued
Honda Motor Co. Ltd.	385,500	$ 11,743,441
Japan Retail Fund Investment Corp.	3,062	4,535,412
Japan Tobacco, Inc.	2,157	10,145,313
JSR Corp.	410,600	7,575,547
Keyence Corp.	15,500	3,737,803
Mitsubishi Corp.	426,000	8,606,899
Mitsubishi Estate Co. Ltd.	624,000	9,323,719
Mitsubishi UFJ Financial Group, Inc.	3,068,700	12,992,129
Mitsui & Co. Ltd.	554,500	8,623,875
Murata Manufacturing Co. Ltd.	56,600	2,908,504
Nippon Telegraph & Telephone Corp.	278,300	14,169,153
ORIX Corp.	107,830	8,910,528
Osaka Gas Co. Ltd.	860,000	3,396,869
Rakuten, Inc.	4,099	4,409,760
Santen Pharmaceutical Co. Ltd.	67,900	2,796,635
Sawai Pharmaceutical Co. Ltd.	6,700	695,550
Sony Financial Holdings, Inc.	249,200	3,671,705
Start Today Co. Ltd.	189,300	4,429,667
Tokyo Gas Co. Ltd.	850,000	3,909,569
Toyota Motor Corp.	140,200	4,636,311
Unicharm Corp.	63,700	3,140,928
West Japan Railway Co.	181,400	7,883,882
TOTAL JAPAN		211,169,755
Korea (South) - 0.6%
Hyundai Mobis	4,385	1,101,863
Hyundai Motor Co.	12,755	2,337,950
Samchully Co. Ltd.	13,207	1,039,921
Samsung Electronics Co. Ltd.	4,699	4,278,251
TOTAL KOREA (SOUTH)		8,757,985
Netherlands - 2.5%
AerCap Holdings NV (a)	375,000	4,233,750
ASML Holding NV (Netherlands)	139,600	5,831,973
ING Groep NV (Certificaten Van Aandelen) (a)	694,568	4,967,846
Koninklijke KPN NV	853,571	10,214,452
Koninklijke Philips Electronics NV	458,600	9,623,322
Yandex NV	49,500	975,150
TOTAL NETHERLANDS		35,846,493
Norway - 0.9%
Aker Solutions ASA	259,700	2,733,821
DnB NOR ASA	414,200	4,055,454
Common Stocks - continued
	Shares	Value
Norway - continued
Gjensidige Forsikring ASA	192,400	$ 2,229,671
Telenor ASA	255,200	4,186,510
TOTAL NORWAY		13,205,456
Panama - 0.1%
McDermott International, Inc. (a)	127,600	1,468,676
Philippines - 0.2%
Manila Water Co., Inc.	4,952,600	2,191,616
Poland - 0.1%
Eurocash SA	106,800	883,397
Singapore - 0.4%
United Overseas Bank Ltd.	528,000	6,215,596
South Africa - 0.4%
Harmony Gold Mining Co. Ltd.	500,000	5,834,541
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA	1,292,308	11,133,492
Inditex SA	77,632	6,358,809
Red Electrica Corporacion SA (d)	115,200	4,930,484
Repsol YPF SA	270,288	8,303,946
Telefonica SA	826,548	14,241,550
Telefonica SA sponsored ADR	36,000	618,840
TOTAL SPAIN		45,587,121
Sweden - 3.9%
H&M Hennes & Mauritz AB (B Shares)	284,654	9,154,897
Intrum Justitia AB	259,600	4,065,151
Investor AB (B Shares)	214,862	4,009,400
Nordea Bank AB	881,000	6,817,894
Svenska Handelsbanken AB (A Shares)	366,700	9,645,933
Swedbank AB (A Shares)	742,700	9,622,536
Swedish Match Co.	181,400	6,440,439
Telefonaktiebolaget LM Ericsson (B Shares)	721,399	7,316,651
TOTAL SWEDEN		57,072,901
Switzerland - 6.7%
Nestle SA	560,448	32,225,089
Roche Holding AG:
(Bearer)	12,433	2,205,545
(participation certificate)	146,967	24,913,109
Schindler Holding AG (participation certificate)	62,167	7,241,729
Swatch Group AG (Bearer)	14,760	5,524,293
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG (Switzerland)	30,000	$ 8,816,924
UBS AG (a)	831,350	9,863,619
Zurich Financial Services AG	25,908	5,862,163
TOTAL SWITZERLAND		96,652,471
Taiwan - 0.5%
Giant Manufacturing Co. Ltd.	829,000	3,202,675
HTC Corp.	66,000	1,083,110
Taiwan Semiconductor Manufacturing Co. Ltd.	1,215,000	3,035,197
TOTAL TAIWAN		7,320,982
United Kingdom - 22.7%
Anglo American PLC (United Kingdom)	800,000	29,559,551
ASOS PLC (a)	71,800	1,378,340
Aviva PLC	527,400	2,453,352
BG Group PLC	852,216	18,219,619
BP PLC	1,163,700	8,290,172
British American Tobacco PLC (United Kingdom)	460,600	21,853,151
Carphone Warehouse Group PLC	920,707	4,418,688
Centrica PLC	1,426,566	6,409,936
Cookson Group PLC	477,600	3,775,683
Diageo PLC	509,474	11,133,131
GlaxoSmithKline PLC	1,245,920	28,392,186
HSBC Holdings PLC (United Kingdom)	1,468,966	11,215,240
Imperial Tobacco Group PLC	248,958	9,415,393
International Power PLC	1,199,005	6,279,455
Meggitt PLC	1,180,100	6,466,373
Michael Page International PLC	641,900	3,477,421
National Grid PLC	904,400	8,742,582
Next PLC	115,000	4,888,617
Prudential PLC	461,895	4,570,509
Reckitt Benckiser Group PLC	138,417	6,836,439
Rolls-Royce Group PLC	905,200	10,495,128
Rolls-Royce Group PLC Class C	59,967,900	93,139
Royal Dutch Shell PLC Class A (United Kingdom)	1,414,463	51,900,655
SABMiller PLC	217,900	7,670,547
Standard Chartered PLC (United Kingdom)	473,401	10,359,852
SuperGroup PLC (a)(d)	145,000	1,142,924
Tesco PLC	744,522	4,665,312
The Weir Group PLC	162,600	5,131,657
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Unilever PLC	331,900	$ 11,131,043
Vodafone Group PLC	10,049,136	28,020,766
TOTAL UNITED KINGDOM		328,386,861
United States of America - 3.0%
Baxter International, Inc.	78,400	3,879,232
Beam, Inc.	37,275	1,909,598
Elizabeth Arden, Inc. (a)	54,100	2,003,864
Johnson & Johnson	65,100	4,269,258
Lorillard, Inc.	39,900	4,548,600
McKesson Corp.	27,200	2,119,152
NIKE, Inc. Class B	45,600	4,394,472
Textron, Inc.	203,500	3,762,715
TRW Automotive Holdings Corp. (a)	45,300	1,476,780
United Technologies Corp.	78,100	5,708,329
Universal Display Corp. (a)	48,700	1,786,803
Virgin Media, Inc.	362,400	7,748,112
TOTAL UNITED STATES OF AMERICA		43,606,915
TOTAL COMMON STOCKS (Cost $1,489,208,022)		1,403,760,309
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.8%
Porsche Automobil Holding SE (Germany)	43,600	2,333,622
Volkswagen AG	56,300	8,435,249
TOTAL GERMANY		10,768,871
Italy - 0.2%
Telecom Italia SpA (Risparmio Shares)	3,323,200	2,973,972
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,643,236)		13,742,843
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	27,738,941	$ 27,738,941
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	17,393,468	17,393,468
TOTAL MONEY MARKET FUNDS (Cost $45,132,409)		45,132,409
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,547,983,667)		1,462,635,561
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(14,567,827)
NET ASSETS - 100%		$ 1,448,067,734
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,373,964 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,250
Fidelity Securities Lending Cash Central Fund	150,333
Total	$ 158,583
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 328,386,861	$ 140,684,074	$ 187,702,787	$ -
Japan	211,169,755	151,694,190	59,475,565	-
France	128,144,244	102,581,505	25,562,739	-
Germany	97,709,287	83,067,600	14,641,687	-
Switzerland	96,652,471	77,971,928	18,680,543	-
Australia	73,202,985	73,202,985	-	-
Sweden	57,072,901	49,756,250	7,316,651	-
Italy	47,147,694	25,568,714	21,578,980	-
Spain	45,587,121	20,212,079	25,375,042	-
Other	332,429,833	275,043,415	57,386,418	-
Money Market Funds	45,132,409	45,132,409	-	-
Total Investments in Securities:	$ 1,462,635,561	$ 1,044,915,149	$ 417,720,412	$ -
Transfers from Level 2 to Level 1 during the period were $247,410,460.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,172,253
Total Realized Gain (Loss)	334,196
Total Unrealized Gain (Loss)	(639,466)
Cost of Purchases	-
Proceeds of Sales	(2,866,983)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,562,348,088. Net unrealized depreciation aggregated $99,712,527, of which $89,339,531 related to appreciated investment securities and $189,052,058 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

December 31, 2011

1.842156.105

ITCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	16,605	$ 474,239
CHEMICALS - 0.4%
Specialty Chemicals - 0.4%
JSR Corp.	287,300	5,300,669
COMMUNICATIONS EQUIPMENT - 5.1%
Communications Equipment - 5.1%
Acme Packet, Inc. (a)	145,701	4,503,618
ADTRAN, Inc.	20,099	606,186
Aruba Networks, Inc. (a)	5,270	97,600
Brocade Communications Systems, Inc. (a)	138,200	717,258
BYD Electronic International Co. Ltd. (a)	93,000	26,463
Ciena Corp. (a)(d)	441,407	5,341,025
Cisco Systems, Inc.	227,371	4,110,868
Compal Communications, Inc.	1,255,000	1,885,504
F5 Networks, Inc. (a)	129,314	13,722,802
Finisar Corp. (a)	183,307	3,069,476
Infinera Corp. (a)	84,872	532,996
JDS Uniphase Corp. (a)	12,000	125,280
Juniper Networks, Inc. (a)	10,880	222,061
Motorola Solutions, Inc.	61,400	2,842,206
Oclaro, Inc. (a)(d)	45,736	128,976
Oplink Communications, Inc. (a)	35,000	576,450
Polycom, Inc. (a)	631,008	10,285,430
QUALCOMM, Inc.	182,735	9,995,605
Riverbed Technology, Inc. (a)	72,343	1,700,061
Sandvine Corp. (a)	1,051,100	1,150,924
Sandvine Corp. (U.K.) (a)	978,400	1,095,224
Sonus Networks, Inc. (a)	3,367	8,081
Spirent Communications PLC	344,200	630,287
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	12,250	124,093
ZTE Corp. (H Shares)	1,752,040	5,493,031
		68,991,505
COMPUTERS & PERIPHERALS - 16.9%
Computer Hardware - 14.5%
Advantech Co. Ltd.	82,000	226,898
Apple, Inc. (a)	472,309	191,285,141
Hewlett-Packard Co.	23,608	608,142
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
Pegatron Corp.	2,041,000	$ 2,220,603
Stratasys, Inc. (a)	88,523	2,691,984
		197,032,768
Computer Storage & Peripherals - 2.4%
ADLINK Technology, Inc.	108,000	109,302
EMC Corp. (a)	438,326	9,441,542
Fusion-io, Inc.	31,500	762,300
Imagination Technologies Group PLC (a)	525,000	4,476,567
NetApp, Inc. (a)	3,435	124,587
SanDisk Corp. (a)	239,981	11,809,465
Smart Technologies, Inc. Class A (a)	34,600	127,674
Synaptics, Inc. (a)	178,673	5,386,991
		32,238,428
TOTAL COMPUTERS & PERIPHERALS		229,271,196
DIVERSIFIED CONSUMER SERVICES - 0.6%
Education Services - 0.6%
Educomp Solutions Ltd.	20,737	75,062
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	290,500	6,986,525
Xueda Education Group sponsored ADR (a)	178,200	621,918
		7,683,505
ELECTRONIC EQUIPMENT & COMPONENTS - 4.3%
Electronic Components - 2.1%
Aeroflex Holding Corp. (a)	86,400	884,736
Amphenol Corp. Class A	62,655	2,843,910
Cheng Uei Precision Industries Co. Ltd.	299,752	585,945
Chimei Innolux Corp. (a)	23,000	9,265
DTS, Inc. (a)	3,014	82,101
Invensense, Inc.	75,200	748,992
J Touch Corp.	729,380	889,899
Omron Corp.	5,700	114,570
Universal Display Corp. (a)(d)	499,726	18,334,947
Vishay Intertechnology, Inc. (a)	362,936	3,262,795
		27,757,160
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	686,188	1,345,867
Itron, Inc. (a)	2,758	98,654
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Keyence Corp.	2,100	$ 506,412
RealD, Inc. (a)(d)	42,813	339,935
SFA Engineering Corp.	10,255	538,320
SNU Precision Co. Ltd.	47,515	433,423
Test Research, Inc.	15,561	14,438
		3,277,049
Electronic Manufacturing Services - 1.4%
Benchmark Electronics, Inc. (a)	7,000	94,290
Flextronics International Ltd. (a)	110,100	623,166
Jabil Circuit, Inc.	342,759	6,738,642
KEMET Corp. (a)	121,168	854,234
TE Connectivity Ltd.	42,817	1,319,192
Trimble Navigation Ltd. (a)	219,526	9,527,428
		19,156,952
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	3,600	134,676
Avnet, Inc. (a)	4,200	130,578
Digital China Holdings Ltd. (H Shares)	2,710,000	4,201,118
WPG Holding Co. Ltd.	2,089,187	2,407,549
WT Microelectronics Co. Ltd.	500,000	645,534
		7,519,455
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		57,710,616
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	3,293,000	3,630,259
China Kanghui Holdings sponsored ADR (a)	11,800	173,932
China Medical Technologies, Inc. sponsored ADR (a)	500	1,420
		3,805,611
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	1,100	54,032
So-net M3, Inc.	458	2,064,913
		2,118,945
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	30,000	$ 26,846
Techtronic Industries Co. Ltd.	576,000	592,568
		619,414
HOUSEHOLD PRODUCTS - 0.1%
Household Products - 0.1%
NVC Lighting Holdings Ltd.	3,147,000	1,162,914
INTERNET & CATALOG RETAIL - 1.2%
Internet Retail - 1.2%
Amazon.com, Inc. (a)	36,419	6,304,129
E-Commerce China Dangdang, Inc. ADR	350	1,540
Groupon, Inc. Class A (a)	28,200	581,766
Priceline.com, Inc. (a)	284	132,830
Rakuten, Inc.	6,368	6,850,782
Start Today Co. Ltd.	86,700	2,028,801
		15,899,848
INTERNET SOFTWARE & SERVICES - 13.9%
Internet Software & Services - 13.9%
Akamai Technologies, Inc. (a)	551	17,786
Alibaba.com Ltd.	500	517
Baidu.com, Inc. sponsored ADR (a)	11,295	1,315,529
Bankrate, Inc.	37,081	797,242
China Finance Online Co. Ltd. ADR (a)	65,115	105,486
ChinaCache International Holdings Ltd. sponsored ADR (a)	11,568	46,388
Cornerstone OnDemand, Inc. (d)	121,285	2,212,238
eBay, Inc. (a)	991,659	30,077,017
Equinix, Inc. (a)	200	20,280
Facebook, Inc. Class B (f)	49,223	1,230,575
Google, Inc. Class A (a)	129,038	83,345,644
INFO Edge India Ltd.	33,226	355,574
Kakaku.com, Inc.	165,200	6,057,226
LivePerson, Inc. (a)	10,500	131,775
LogMeIn, Inc. (a)	147,946	5,703,318
Mail.ru Group Ltd. GDR (a)(e)	2,300	59,800
MercadoLibre, Inc.	93,930	7,471,192
NHN Corp. (a)	17,255	3,133,087
Open Text Corp. (a)	171,000	8,769,963
OpenTable, Inc. (a)(d)	800	31,304
Opera Software ASA	178,957	870,852
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
PChome Online, Inc.	209,000	$ 1,287,056
Qihoo 360 Technology Co. Ltd. ADR (d)	94,300	1,479,567
Rackspace Hosting, Inc. (a)	309,456	13,309,703
Renren, Inc. ADR	7,700	27,335
Responsys, Inc.	52,000	462,280
SciQuest, Inc. (a)	94,875	1,353,866
SINA Corp. (a)(d)	167,243	8,696,636
Sohu.com, Inc. (a)(d)	2,252	112,600
Tudou Holdings Ltd. ADR (d)	500	5,490
Velti PLC (a)	76,264	518,595
VeriSign, Inc.	3,600	128,592
Vocus, Inc. (a)	92,600	2,045,534
XO Group, Inc. (a)	8,500	70,890
Yahoo!, Inc. (a)	328,123	5,292,624
Yandex NV	69,575	1,370,628
		187,914,189
IT SERVICES - 3.5%
Data Processing & Outsourced Services - 1.1%
MasterCard, Inc. Class A	35,802	13,347,702
Syntel, Inc.	20,300	949,431
Teletech Holdings, Inc. (a)	4,506	72,997
Visa, Inc. Class A	1,261	128,029
WNS Holdings Ltd. sponsored ADR (a)	11,900	106,981
		14,605,140
IT Consulting & Other Services - 2.4%
Accenture PLC Class A	75,612	4,024,827
Atos Origin SA	15,686	688,507
Camelot Information Systems, Inc. ADR (a)	300	855
Cognizant Technology Solutions Corp. Class A (a)	202,371	13,014,479
Hi Sun Technology (China) Ltd. (a)	15,000	4,094
HiSoft Technology International Ltd. ADR (a)	14,817	136,761
International Business Machines Corp.	71,986	13,236,786
ServiceSource International, Inc.	52,956	830,880
Teradata Corp. (a)	26,631	1,291,870
		33,229,059
TOTAL IT SERVICES		47,834,199
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	22,200	$ 676,656
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	20,800	229,632
		906,288
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	72,000	298,366
Fanuc Corp.	3,200	489,781
HIWIN Technologies Corp.	15,600	126,716
Mirle Automation Corp.	174,850	134,522
Nippon Thompson Co. Ltd.	285,000	1,655,233
THK Co. Ltd.	129,000	2,542,623
		5,247,241
MEDIA - 0.4%
Advertising - 0.1%
Charm Communications, Inc. ADR (a)(d)	64,000	554,880
Dentsu, Inc.	1,900	57,989
ReachLocal, Inc. (a)(d)	135,064	834,696
SinoMedia Holding Ltd.	22,000	6,062
		1,453,627
Cable & Satellite - 0.3%
DISH Network Corp. Class A	117,040	3,333,299
Movies & Entertainment - 0.0%
IMAX Corp. (a)	31,300	573,729
TOTAL MEDIA		5,360,655
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	11,044	87,910
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	1,267,000	845,036
PROFESSIONAL SERVICES - 0.5%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)	101,930	4,274,944
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 0.2%
Acacia Research Corp. - Acacia Technologies (a)	56,500	$ 2,062,815
TOTAL PROFESSIONAL SERVICES		6,337,759
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
China Real Estate Information Corp. ADR (a)	99,104	401,371
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.7%
Semiconductor Equipment - 8.3%
Advanced Energy Industries, Inc. (a)	8,309	89,156
Amkor Technology, Inc. (a)(d)	291,417	1,270,578
Asia Pacific Systems, Inc. (a)	65,387	731,492
ASM International NV unit	105,900	3,090,162
ASM Pacific Technology Ltd.	55,100	618,284
ASML Holding NV	951,604	39,767,531
ASML Holding NV (Netherlands)	129,588	5,413,708
Axcelis Technologies, Inc. (a)	101,800	135,394
centrotherm photovoltaics AG	2,134	27,332
Cymer, Inc. (a)	178,743	8,894,252
Dainippon Screen Manufacturing Co. Ltd.	165,000	1,391,347
Entegris, Inc. (a)	477,299	4,164,434
GCL-Poly Energy Holdings Ltd.	2,472,000	690,681
Genesis Photonics, Inc.	108,000	136,404
ICD Co. Ltd. (a)	32,794	1,498,525
KLA-Tencor Corp.	277,148	13,372,391
MKS Instruments, Inc.	23,700	659,334
Novellus Systems, Inc. (a)	416,833	17,211,035
Teradyne, Inc. (a)	420,844	5,736,104
Ultratech, Inc. (a)	283,028	6,953,998
Visual Photonics Epitaxy Co. Ltd.	565,000	615,651
		112,467,793
Semiconductors - 17.4%
Advanced Micro Devices, Inc. (a)	16,153	87,226
Advanced Semiconductor Engineering, Inc.	3,252,000	2,785,540
Advanced Semiconductor Engineering, Inc. sponsored ADR	361,800	1,570,212
Alpha & Omega Semiconductor Ltd. (a)	43,456	317,663
Altera Corp.	467,915	17,359,647
Analog Devices, Inc.	33,100	1,184,318
Applied Micro Circuits Corp. (a)	274,457	1,844,351
ARM Holdings PLC sponsored ADR	191,908	5,310,094
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Atmel Corp. (a)	159,130	$ 1,288,953
Avago Technologies Ltd.	188,000	5,425,680
Broadcom Corp. Class A	4,136	121,433
Canadian Solar, Inc. (a)	50	133
Cavium, Inc. (a)	249,400	7,090,442
Cirrus Logic, Inc. (a)	97,200	1,540,620
Cree, Inc. (a)(d)	394,361	8,691,716
Cypress Semiconductor Corp.	250,652	4,233,512
Diodes, Inc. (a)	108,562	2,312,371
Duksan Hi-Metal Co. Ltd. (a)	274,850	6,007,649
Epistar Corp.	1,203,000	2,554,165
Fairchild Semiconductor International, Inc. (a)	727,805	8,762,772
First Solar, Inc. (a)	77	2,600
Freescale Semiconductor Holdings I Ltd.	517,783	6,549,955
Global Unichip Corp.	516,000	1,695,295
Hanwha Solarone Co. Ltd. ADR (a)	98	96
Hittite Microwave Corp. (a)	1,900	93,822
Infineon Technologies AG	720,069	5,420,845
Inphi Corp. (a)	166,616	1,992,727
International Rectifier Corp. (a)	49,735	965,854
Intersil Corp. Class A	290,436	3,032,152
JA Solar Holdings Co. Ltd. ADR (a)(d)	333,482	446,866
MagnaChip Semiconductor Corp.	243,200	1,819,136
Marvell Technology Group Ltd. (a)	9,493	131,478
Maxim Integrated Products, Inc.	203,318	5,294,401
Melfas, Inc.	25,029	547,082
Mellanox Technologies Ltd. (a)	25,000	812,250
Micron Technology, Inc. (a)	2,824,004	17,762,985
Monolithic Power Systems, Inc. (a)	139,682	2,105,008
MStar Semiconductor, Inc.	388,000	2,024,236
NVIDIA Corp. (a)	534,571	7,409,154
NXP Semiconductors NV (a)	941,801	14,475,481
O2Micro International Ltd. sponsored ADR (a)	55,200	220,248
ON Semiconductor Corp. (a)	1,325,539	10,233,161
Phison Electronics Corp.	412,000	2,482,747
Power Integrations, Inc.	17,299	573,635
Radiant Opto-Electronics Corp.	758,279	2,165,795
Rambus, Inc. (a)	581,240	4,388,362
RDA Microelectronics, Inc. sponsored ADR (a)	14,200	155,206
RF Micro Devices, Inc. (a)	1,034,387	5,585,690
Samsung Electronics Co. Ltd.	143	130,196
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Seoul Semiconductor Co. Ltd.	72,910	$ 1,317,594
Silicon Laboratories, Inc. (a)	3,200	138,944
Silicon Motion Technology Corp. sponsored ADR (a)	221,300	4,532,224
Siliconware Precision Industries Co. Ltd.	1,074,000	964,825
Siliconware Precision Industries Co. Ltd. sponsored ADR	63,100	275,116
Skymedi Corp. (a)	100,000	245,996
Skyworks Solutions, Inc. (a)	157,968	2,562,241
Spansion, Inc. Class A (a)	248,607	2,058,466
Spreadtrum Communications, Inc. ADR (d)	439,299	9,172,563
Standard Microsystems Corp. (a)	189,734	4,889,445
Texas Instruments, Inc.	737,713	21,474,825
Trina Solar Ltd. (a)(d)	51,800	346,024
TriQuint Semiconductor, Inc. (a)	22,700	110,549
Vanguard International Semiconductor Corp.	4,666,000	1,625,435
Win Semiconductors Corp.	404,515	392,694
Xilinx, Inc.	230,655	7,394,799
		234,506,700
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		346,974,493
SOFTWARE - 19.8%
Application Software - 11.5%
Adobe Systems, Inc. (a)	4,062	114,833
ANSYS, Inc. (a)	68,931	3,948,368
AsiaInfo-Linkage, Inc. (a)(d)	96,859	750,657
Aspen Technology, Inc. (a)	450,170	7,810,450
Autodesk, Inc. (a)	234,327	7,107,138
AutoNavi Holdings Ltd. ADR (a)	120,500	1,208,615
BroadSoft, Inc. (a)	166,049	5,014,680
Cadence Design Systems, Inc. (a)	11,413	118,695
Citrix Systems, Inc. (a)	330,813	20,086,965
Concur Technologies, Inc. (a)	210,406	10,686,521
Convio, Inc. (a)	58,451	646,468
Descartes Systems Group, Inc. (a)	240,600	1,729,372
Informatica Corp. (a)	107,587	3,973,188
Intuit, Inc.	50,381	2,649,537
JDA Software Group, Inc. (a)	39,902	1,292,426
Jive Software, Inc.	3,300	52,800
Kingdee International Software Group Co. Ltd.	18,489,600	4,975,570
Magma Design Automation, Inc. (a)	150,000	1,077,000
Manhattan Associates, Inc. (a)	8,800	356,224
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
MicroStrategy, Inc. Class A (a)	57,483	$ 6,226,559
Nuance Communications, Inc. (a)	109,528	2,755,724
Parametric Technology Corp. (a)	304,052	5,551,990
Pegasystems, Inc. (d)	134,031	3,940,511
QLIK Technologies, Inc. (a)	139,059	3,365,228
RealPage, Inc. (a)	54,800	1,384,796
salesforce.com, Inc. (a)	331,146	33,598,073
SolarWinds, Inc. (a)	227,059	6,346,299
SuccessFactors, Inc. (a)	49,700	1,981,539
Synchronoss Technologies, Inc. (a)	45,900	1,386,639
Synopsys, Inc. (a)	4,807	130,750
Taleo Corp. Class A (a)	290,379	11,234,764
TIBCO Software, Inc. (a)	5,599	133,872
VanceInfo Technologies, Inc. ADR (a)(d)	370,100	3,356,807
Verint Systems, Inc. (a)	32,300	889,542
		155,882,600
Home Entertainment Software - 0.4%
Activision Blizzard, Inc.	9,300	114,576
Changyou.com Ltd. (A Shares) ADR (a)(d)	17,200	396,460
Giant Interactive Group, Inc. ADR (d)	352,000	1,436,160
NCsoft Corp.	5,021	1,328,650
Take-Two Interactive Software, Inc. (a)	150,000	2,032,500
		5,308,346
Systems Software - 7.9%
Ariba, Inc. (a)	298,310	8,376,545
Check Point Software Technologies Ltd. (a)	122,931	6,458,795
CommVault Systems, Inc. (a)	278,214	11,885,302
DemandTec, Inc. (a)	48,000	632,160
Fortinet, Inc. (a)	246,926	5,385,456
Microsoft Corp.	139,735	3,627,521
NetSuite, Inc. (a)	64,632	2,620,828
Oracle Corp.	2,153,368	55,233,889
Red Hat, Inc. (a)	205,938	8,503,180
Rovi Corp. (a)	9,426	231,691
Symantec Corp. (a)	6,500	101,725
VMware, Inc. Class A (a)	48,348	4,022,070
		107,079,162
TOTAL SOFTWARE		268,270,108
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A	94,797	$ 5,688,768
SBA Communications Corp. Class A (a)	124,448	5,346,286
		11,035,054
TOTAL COMMON STOCKS (Cost $1,153,564,397)		1,274,252,765
Convertible Bonds - 0.2%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $3,032,781)	$ 3,950,000	2,903,250
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	81,038,556	81,038,556
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	33,728,404	33,728,404
TOTAL MONEY MARKET FUNDS (Cost $114,766,960)		114,766,960
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,271,364,138)		1,391,922,975
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(39,838,464)
NET ASSETS - 100%		$ 1,352,084,511
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,800 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,230,575 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,230,575
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,988
Fidelity Securities Lending Cash Central Fund	202,761
Total	$ 222,749
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,274,252,765	$ 1,263,858,117	$ 9,164,073	$ 1,230,575
Convertible Bonds	2,903,250	-	2,903,250	-
Money Market Funds	114,766,960	114,766,960	-	-
Total Investments in Securities:	$ 1,391,922,975	$ 1,378,625,077	$ 12,067,323	$ 1,230,575
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,230,575
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,230,575
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,286,399,533. Net unrealized appreciation aggregated $105,523,442, of which $198,051,451 related to appreciated investment securities and $92,528,009 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

December 31, 2011

1.842155.105

MTCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CHEMICALS - 63.0%
Commodity Chemicals - 1.2%
Arkema SA	31,644	$ 2,240,512
Georgia Gulf Corp. (a)	52,271	1,018,762
		3,259,274
Diversified Chemicals - 22.2%
Ashland, Inc.	96,012	5,488,046
BASF AG	19,085	1,331,278
Cabot Corp.	67,700	2,175,878
Dow Chemical Co.	563,898	16,217,706
E.I. du Pont de Nemours & Co.	522,133	23,903,249
Lanxess AG	27,349	1,416,022
Olin Corp.	84,993	1,670,112
PPG Industries, Inc.	92,220	7,699,448
		59,901,739
Fertilizers & Agricultural Chemicals - 12.2%
CVR Partners LP	39,054	969,320
Israel Chemicals Ltd.	123,100	1,275,882
Monsanto Co.	264,693	18,547,039
Rentech Nitrogen Partners LP	81,100	1,325,985
The Mosaic Co.	214,178	10,800,997
		32,919,223
Industrial Gases - 5.5%
Air Products & Chemicals, Inc.	174,513	14,866,762
Specialty Chemicals - 21.9%
Celanese Corp. Class A	120,080	5,315,942
Cytec Industries, Inc.	64,686	2,888,230
Ecolab, Inc.	218,768	12,646,978
H.B. Fuller Co.	52,108	1,204,216
Innophos Holdings, Inc.	65,687	3,189,761
Innospec, Inc. (a)	38,878	1,091,305
Kraton Performance Polymers, Inc. (a)	108,402	2,200,561
LyondellBasell Industries NV Class A	270,812	8,798,682
OMNOVA Solutions, Inc. (a)	179,048	825,411
Rockwood Holdings, Inc. (a)	43,700	1,720,469
Sherwin-Williams Co.	86,596	7,730,425
Sigma Aldrich Corp.	81,648	5,099,734
W.R. Grace & Co. (a)	139,196	6,391,880
		59,103,594
TOTAL CHEMICALS		170,050,592
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc.	44,470	$ 166,317
Swisher Hygiene, Inc. (Canada) (a)(d)	277,933	1,039,471
		1,205,788
CONTAINERS & PACKAGING - 8.5%
Metal & Glass Containers - 5.8%
Aptargroup, Inc.	101,500	5,295,255
Ball Corp.	223,523	7,982,006
Silgan Holdings, Inc.	57,200	2,210,208
		15,487,469
Paper Packaging - 2.7%
Rock-Tenn Co. Class A	127,088	7,332,978
TOTAL CONTAINERS & PACKAGING		22,820,447
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
GrafTech International Ltd. (a)	88,941	1,214,045
FOOD PRODUCTS - 1.3%
Agricultural Products - 1.3%
Archer Daniels Midland Co.	121,418	3,472,555
METALS & MINING - 23.2%
Diversified Metals & Mining - 9.7%
Copper Mountain Mining Corp. (a)	414,900	2,293,683
First Quantum Minerals Ltd.	321,600	6,331,579
Freeport-McMoRan Copper & Gold, Inc.	244,187	8,983,640
HudBay Minerals, Inc.	83,000	826,414
Ivanhoe Mines Ltd. (a)	272,600	4,842,237
Kenmare Resources PLC (a)	558,600	399,091
Walter Energy, Inc.	38,620	2,338,827
		26,015,471
Gold - 7.4%
Goldcorp, Inc.	51,000	2,264,051
Kinross Gold Corp.	116,400	1,329,273
Newcrest Mining Ltd.	42,716	1,293,032
Newmont Mining Corp.	252,294	15,140,163
		20,026,519
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Precious Metals & Minerals - 0.3%
African Minerals Ltd. (a)	122,958	$ 840,278
Steel - 5.8%
Carpenter Technology Corp.	76,167	3,921,077
Fortescue Metals Group Ltd.	294,179	1,284,596
Haynes International, Inc.	34,368	1,876,493
Nucor Corp.	106,000	4,194,420
Reliance Steel & Aluminum Co.	90,120	4,387,943
		15,664,529
TOTAL METALS & MINING		62,546,797
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
Bumi PLC	60,955	833,116
TOTAL COMMON STOCKS (Cost $240,504,251)		262,143,340
Convertible Bonds - 0.5%
Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $1,293,500)	$ 1,293,500	1,293,500
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	7,644,935	$ 7,644,935
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	591,500	591,500
TOTAL MONEY MARKET FUNDS (Cost $8,236,435)		8,236,435
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $250,034,186)		271,673,275
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,851,186)
NET ASSETS - 100%		$ 269,822,089
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,293,500 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 1,293,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,973
Fidelity Securities Lending Cash Central Fund	35,405
Total	$ 38,378
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 262,143,340	$ 262,143,340	$ -	$ -
Convertible Bonds	1,293,500	-	-	1,293,500
Money Market Funds	8,236,435	8,236,435	-	-
Total Investments in Securities:	$ 271,673,275	$ 270,379,775	$ -	$ 1,293,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,293,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,293,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $253,180,319. Net unrealized appreciation aggregated $18,492,956, of which $33,714,132 related to appreciated investment securities and $15,221,176 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

December 31, 2011

1.842154.105

TSCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	4,600	$ 0
DIVERSIFIED FINANCIAL SERVICES - 0.5%
Other Diversified Financial Services - 0.5%
SREI Infrastructure Finance Ltd.	2,094,322	965,881
DIVERSIFIED TELECOMMUNICATION SERVICES - 67.1%
Alternative Carriers - 13.7%
AboveNet, Inc.	92,300	6,000,423
Cogent Communications Group, Inc. (a)	373,300	6,305,037
Iliad SA	10,894	1,344,549
Level 3 Communications, Inc. (a)	149,733	2,543,964
tw telecom, inc. (a)	488,800	9,472,944
Vonage Holdings Corp. (a)	1,296,500	3,176,425
		28,843,342
Integrated Telecommunication Services - 53.4%
AT&T, Inc.	1,171,632	35,430,152
Cbeyond, Inc. (a)	222,550	1,782,626
CenturyLink, Inc.	466,581	17,356,813
China Telecom Corp. Ltd. sponsored ADR (d)	18,300	1,045,479
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	57,300	1,210,749
Frontier Communications Corp.	333,500	1,717,525
General Communications, Inc. Class A (a)	419,700	4,108,863
Koninklijke KPN NV	94,344	1,128,989
Telefonica Brasil SA sponsored ADR	124,560	3,404,225
Telenor ASA sponsored ADR	27,000	1,316,790
Verizon Communications, Inc.	1,013,070	40,644,366
Windstream Corp.	253,572	2,976,935
		112,123,512
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		140,966,854
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Rackspace Hosting, Inc. (a)	29,600	1,273,096
MEDIA - 2.0%
Cable & Satellite - 2.0%
Comcast Corp. Class A	43,400	1,029,014
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - continued
Time Warner Cable, Inc.	17,200	$ 1,093,404
Virgin Media, Inc.	94,294	2,016,006
		4,138,424
SOFTWARE - 1.0%
Application Software - 1.0%
Synchronoss Technologies, Inc. (a)	68,230	2,061,228
WIRELESS TELECOMMUNICATION SERVICES - 22.8%
Wireless Telecommunication Services - 22.8%
American Tower Corp. Class A	68,911	4,135,349
Clearwire Corp. Class A (a)	1,210,141	2,347,674
Crown Castle International Corp. (a)	225,820	10,116,736
Leap Wireless International, Inc. (a)	327,600	3,043,404
MetroPCS Communications, Inc. (a)	570,816	4,954,683
NII Holdings, Inc. (a)	261,919	5,578,875
PT Indosat Tbk	1,218,200	759,066
SBA Communications Corp. Class A (a)	244,950	10,523,052
Sprint Nextel Corp. (a)	2,528,602	5,916,929
VimpelCom Ltd. sponsored ADR (d)	64,400	609,868
		47,985,636
TOTAL COMMON STOCKS (Cost $168,380,735)		197,391,119
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.11% (b)	6,342,747	6,342,747
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,990,325	1,990,325
TOTAL MONEY MARKET FUNDS (Cost $8,333,072)		8,333,072
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $176,713,807)		205,724,191
NET OTHER ASSETS (LIABILITIES) - 2.1%		4,337,858
NET ASSETS - 100%		$ 210,062,049
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,451
Fidelity Securities Lending Cash Central Fund	12,038
Total	$ 13,489
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 197,391,119	$ 197,391,119	$ -	$ -
Money Market Funds	8,333,072	8,333,072	-	-
Total Investments in Securities:	$ 205,724,191	$ 205,724,191	$ -	$ -
Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $183,403,620. Net unrealized appreciation aggregated $22,320,571, of which $37,113,178 related to appreciated investment securities and $14,792,607 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

December 31, 2011

1.842153.105

UTCIP-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
ELECTRIC UTILITIES - 46.8%
Electric Utilities - 46.8%
Duke Energy Corp.	1,398,528	$ 30,767,616
Edison International	511,474	21,175,024
Entergy Corp.	64,237	4,692,513
Exelon Corp.	350,502	15,201,272
FirstEnergy Corp.	526,864	23,340,075
ITC Holdings Corp.	59,257	4,496,421
NextEra Energy, Inc.	108,420	6,600,610
Progress Energy, Inc.	235,102	13,170,414
Southern Co.	287,811	13,322,771
		132,766,716
GAS UTILITIES - 2.8%
Gas Utilities - 2.8%
National Fuel Gas Co.	64,760	3,599,361
ONEOK, Inc.	49,900	4,325,831
		7,925,192
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.9%
Independent Power Producers & Energy Traders - 11.9%
Calpine Corp. (a)	530,850	8,668,781
Constellation Energy Group, Inc.	320,902	12,730,182
GenOn Energy, Inc. (a)	375,476	979,992
The AES Corp. (a)	960,450	11,371,728
		33,750,683
MULTI-UTILITIES - 32.3%
Multi-Utilities - 32.3%
Ameren Corp.	85,300	2,825,989
CenterPoint Energy, Inc.	604,739	12,149,207
Dominion Resources, Inc.	560,230	29,737,008
NiSource, Inc.	514,726	12,255,626
OGE Energy Corp.	151,983	8,618,956
PG&E Corp.	59,700	2,460,834
Public Service Enterprise Group, Inc.	243,234	8,029,154
Sempra Energy	285,044	15,677,420
		91,754,194
OIL, GAS & CONSUMABLE FUELS - 3.4%
Oil & Gas Refining & Marketing - 1.0%
Sunoco, Inc.	66,400	2,723,728
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 2.4%
El Paso Corp.	161,600	$ 4,293,712
Williams Companies, Inc.	80,800	2,668,016
		6,961,728
TOTAL OIL, GAS & CONSUMABLE FUELS		9,685,456
TOTAL COMMON STOCKS (Cost $252,762,965)		275,882,241
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.11% (b) (Cost $7,443,425)	7,443,425	7,443,425
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $260,206,390)		283,325,666
NET OTHER ASSETS (LIABILITIES) - 0.2%		586,989
NET ASSETS - 100%		$ 283,912,655
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,359
Fidelity Securities Lending Cash Central Fund	20,744
Total	$ 22,103
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $261,002,975. Net unrealized appreciation aggregated $22,322,691, of which $23,114,633 related to appreciated investment securities and $791,942 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2012